       PROSPECTUS

[COMPASS PHOTO]
       May 1, 2003

       Class R
                                                 ING VARIABLE PRODUCT FUNDS

                                                 INTERNATIONAL EQUITY PORTFOLIO
                                                 ING VP International Equity
                                                 Portfolio

                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS
                                                 ING VP Growth Portfolio
                                                 ING VP Small Company Portfolio
                                                 ING VP Technology Portfolio

                                                 DOMESTIC EQUITY INDEX
                                                 PORTFOLIOS
                                                 ING VP Index Plus LargeCap
                                                 Portfolio
                                                 ING VP Index Plus MidCap
                                                 Portfolio
                                                 ING VP Index Plus SmallCap
                                                 Portfolio

                                                 DOMESTIC EQUITY VALUE PORTFOLIO
                                                 ING VP Value Opportunity
                                                 Portfolio

                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIOS
                                                 ING VP Balanced Portfolio, Inc.
                                                 ING VP Growth and Income
                                                 Portfolio

                                                 FIXED INCOME PORTFOLIOS
                                                 ING VP Bond Portfolio
                                                 ING VP Money Market Portfolio

                                                 STRATEGIC ALLOCATION PORTFOLIOS
                                                 ING VP Strategic Allocation
                                                 Growth Portfolio
                                                 ING VP Strategic Allocation
                                                 Balanced Portfolio
                                                 ING VP Strategic Allocation
                                                 Income Portfolio

       This Prospectus contains important information about investing in the ING VP Portfolios. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency; and is affected by market fluctuations. There is no guarantee that the Portfolios will achieve their objectives. As with all variable portfolios, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

                                                           [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Portfolio's objective, investment strategy and risks.

[MONEY GRAPHIC]
         HOW THE
         PORTFOLIO HAS
         PERFORMED



You'll also find:

HOW THE PORTFOLIO HAS PERFORMED. A chart that shows each Portfolio's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



Each Portfolio is intended to be the funding vehicle for variable annuity contracts, variable life insurance policies and pension plans to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

WHAT YOU PAY TO INVEST.
Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

    INTRODUCTION TO THE ING VP PORTFOLIOS                     1
    PORTFOLIOS AT A GLANCE                                    2
    INTERNATIONAL EQUITY PORTFOLIO
    ING VP International Equity Portfolio                     4



    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth Portfolio                                   6
    ING VP Small Company Portfolio                            8
    ING VP Technology Portfolio                              10



    DOMESTIC EQUITY INDEX PORTFOLIOS
    ING VP Index Plus LargeCap Portfolio                     12
    ING VP Index Plus MidCap Portfolio                       14
    ING VP Index Plus SmallCap Portfolio                     16



    DOMESTIC EQUITY VALUE PORTFOLIO
    ING VP Value Opportunity Portfolio                       18



    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Balanced Portfolio, Inc.                          20
    ING VP Growth and Income Portfolio                       22



    FIXED INCOME PORTFOLIOS
    ING VP Bond Portfolio                                    24
    ING VP Money Market Portfolio                            26



    STRATEGIC ALLOCATION PORTFOLIOS                          28
    ING VP Strategic Allocation Growth Portfolio             31
    ING VP Strategic Allocation Balanced Portfolio           32
    ING VP Strategic Allocation Income Portfolio             33

    WHAT YOU PAY TO INVEST                                  34
    MANAGEMENT OF THE PORTFOLIOS                            36
    INFORMATION FOR INVESTORS                               38
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      39
    MORE INFORMATION ABOUT RISKS                            40
    FINANCIAL HIGHLIGHTS                                    44
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING VP Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

INTERNATIONAL EQUITY PORTFOLIO

  ING VP International Equity Portfolio seeks long-term growth by investing primarily in foreign equities.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years and
  - are looking for exposure to international markets and
  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY GROWTH PORTFOLIOS

  ING's Domestic Equity Growth Portfolios seek long-term growth by investing primarily in domestic equities.

  They may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY INDEX PORTFOLIOS

  ING's Domestic Equity Index Portfolios seek to outperform the total return performance of the predetermined indices.

  They may suit you if you:

  - are investing for the long-term -- at least several years and
  - are willing to accept higher risk in exchange for potential long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

  ING VP Value Opportunity Portfolio seeks capital appreciation.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years and
  - are willing to accept risk in exchange for long-term capital appreciation.

DOMESTIC EQUITY AND INCOME PORTFOLIOS

  ING's Domestic Equity and Income Portfolios seek income and growth of capital.

  They may suit you if you:

  - want regular income and capital appreciation and
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Portfolios.

FIXED INCOME PORTFOLIOS

  ING offers both a bond and money market portfolio.

  The ING VP Bond Portfolio may suit you if you:

  - want greater income potential than a money market fund and

  - are willing to accept more risk than a money market fund.

  The ING VP Money Market Portfolio may suit you if:

  - seek high current return, consistent with the preservation of capital and liquidity.

STRATEGIC ALLOCATION PORTFOLIOS

  ING's Strategic Allocation Portfolios are asset allocation Portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

  They may suit you if you:

  - are investing for the long-term -- at least five years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.

                  PORTFOLIO                                              INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     VP International Equity Portfolio                      Long-term capital growth
EQUITY            Adviser: ING Investments, LLC
PORTFOLIO         Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP Growth Portfolio                                    Growth of capital
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Small Company Portfolio                             Growth of capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Technology Portfolio                                Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          VP Index Plus LargeCap Portfolio                       Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Index
                                                                         (S&P 500 Index)

                  VP Index Plus MidCap Portfolio                         Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400 Index)

                  VP Index Plus SmallCap Portfolio                       Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         600 Index)


DOMESTIC          VP Value Opportunity Portfolio                         Growth of capital
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP Balanced Portfolio, Inc.                            Maximize investment return
EQUITY AND        Adviser: ING Investments, LLC                          with reasonable safety of
INCOME            Sub-Adviser: Aeltus Investment Management, Inc.        principal
PORTFOLIOS

                  VP Growth and Income Portfolio                         Maximize total return
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      VP Bond Portfolio                                      Maximize total return
PORTFOLIOS        Adviser: ING Investments, LLC                          consistent with reasonable
                  Sub-Adviser: Aeltus Investment Management, Inc.        risk

                  VP Money Market Portfolio                              High current return,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


STRATEGIC         VP Strategic Allocation Growth Portfolio               Capital appreciation
ALLOCATION        Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Strategic Allocation Balanced Portfolio             Total return (i.e., income and
                  Adviser: ING Investments, LLC                          capital growth, both realized
                  Sub-Adviser: Aeltus Investment Management, Inc.        and unrealized)

                  VP Strategic Allocation Income Portfolio               Total return consistent with
                  Adviser: ING Investments, LLC                          preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents                  Price volatility and other risks that accompany an
principally traded outside of the U.S.                    investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth- oriented equity securities.


Equity securities of small-sized U.S. companies           Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology industry sector.                               investment in equity securities and maintaining a
                                                          non-diversified portfolio.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities and small-sized companies.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have above-average growth potential.                   investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


High quality, U.S. dollar-denominated short-term          Credit, interest rate and other risks that accompany an
debt securities.                                          investment in U.S. dollar-denominated short-term debt
                                                          securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INTERNATIONAL EQUITY PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. International will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

At least 65% of the Portfolio's assets will normally be invested in securities principally traded in three or more countries outside of the U.S.

These securities may include common stocks as well as securities convertible into common stock.

In managing the Portfolio, the Sub-Adviser looks to:

- Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.

- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. The Sub-Adviser analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.

The Portfolio may employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.
Other risks of foreign investing include:

- Stocks of many foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 4      ING VP International Equity Portfolio

                                           ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1993      1994       1995       1996       1997       1998       1999       2000       2001       2002
  -------   -------    -------    -------    -------    -------    -------    -------    -------    -------
                                                          18.92%     51.33%    -20.33%    -23.88%    -26.68%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

       4th quarter 1999:   31.30%
       3rd quarter 2002:  -22.28%

          Portfolio's year-to-date total return as of March 31, 2003:
                                     -9.17%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index).

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR    (OR LIFE OF CLASS)     (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -26.68           -4.08                   -3.54
MSCI EAFE Index (reflects no deduction for fees or
expenses)(2)                                                    %  -15.66           -2.61(3)                -2.61(3)

(1) Class R commenced operations on December 22, 1997.

(2) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(3) The Index return is for the period beginning January 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Equity Portfolio       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH PORTFOLIO                       Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing the Portfolio, the Sub-Adviser:

- Emphasizes stocks of larger companies, although the Portfolio may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 6      ING VP Growth Portfolio

                                                         ING VP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                             [TOTAL RETURNS GRAPH]

  1993     1994     1995     1996     1997     1998     1999      2000      2001      2002
  -----    -----    -----    -----    -----    -----    -----    ------    ------    ------
                                      33.01%   37.68%   34.97%   -11.95%   -27.06%   -28.94%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

  4th quarter 1998:   24.37%
  1st quarter 2001:  -23.35%

          Portfolio's year-to-date total return as of March 31, 2003:
                                     2.34%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -28.94          -3.24                  2.27
Russell 1000 Growth Index (reflects no deduction for fees or
expenses)(2)                                                    %  -27.88          -3.84                  0.84(3)

(1) Class R commenced operations on December 13, 1996.

(2) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth.

(3) The Index return is for the period beginning December 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING VP Growth Portfolio       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP SMALL COMPANY PORTFOLIO                Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:

- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than companies included in the first two categories.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In managing the Portfolio, the Sub-Adviser:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 8      ING VP Small Company Portfolio

                                                  ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993      1994       1995      1996       1997       1998       1999       2000      2001       2002
  ----      ----      -------   -------    -------    -------    -------    -------   -------    -------

                                             34.49%      1.10%     30.85%      6.72%     4.00%    -23.23%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:

  4th quarter 2000:   28.09%
  3rd quarter 1998:  -19.38%

          Portfolio's year-to-date total return as of March 31, 2003:
                                     -4.71%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 2000 Index.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -23.23           2.42                   7.30
Russell 2000 Index (reflects no deduction for fees or
expenses)(2)                                                    %   -20.48          -1.36                   2.25(3)

(1) Class R commenced operations on December 27, 1996.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(3) The Index return is for the period beginning January 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Small Company Portfolio       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP TECHNOLOGY PORTFOLIO                            AIC Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Companies in the information technology sector include companies that the Sub-Adviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:

- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.

The Sub-Adviser considers a company to be principally engaged in the information technology sector if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. The Sub-Adviser will also consider a company to be principally engaged in the information technology sector if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in this sector.

In selecting stocks for the Portfolio, the Sub-Adviser looks at a company's valuation relative to its potential long-term growth rate. The Sub-Adviser may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. The Portfolio may sell a security if the Sub-Adviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the Sub-Adviser believes that another investment offers a better opportunity.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Because the Portfolio's investments are concentrated in the information technology sector, the Portfolio may be subject to more abrupt swings in value than a portfolio which invests in a broader range of industries.

Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

The Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 10      ING VP Technology Portfolio

                                                     ING VP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993     1994     1995     1996     1997     1998     1999     2000      2001      2002
  -----    -----    -----    -----    -----    -----    -----    -----    ------    ------
                                                                          -22.96%   -41.28

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as Sub-Adviser since the Portfolio commenced operations.

            Best and worst quarterly performance during this period:

  4th quarter 2001:   36.45%
  3rd quarter 2001:  -34.13%

          Portfolio's year-to-date total return as of March 31, 2003:
                                     -3.01%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index.

                                                                                  5 YEARS               10 YEARS
                                                                   1 YEAR  (OR LIFE OF CLASS)(1)   (OR LIFE OF CLASS)
Class R Return                                                  %  -41.28         -39.10                  N/A
Goldman Sachs Technology Industry Composite Index (reflects
no deduction for fees or expenses)(2)                           %  -40.27         -40.34(3)               N/A

(1) Class R commenced operations on May 1, 2000.

(2) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(3) The Index return is for the period beginning May 1, 2000.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING VP Technology Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS LARGECAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in stocks included in the S&P 500 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Portfolio between 400 and 450 of the stocks included in the S&P 500 Index. Although the Portfolio will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 12      ING VP Index Plus LargeCap Portfolio

                                            ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993     1994     1995     1996     1997     1998     1999     2000      2001      2002
  -----    -----    -----    -----    -----    -----    -----    -----    ------    ------
                                      33.89%   31.60%   24.30%   -9.41%   -13.62%   -21.53%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                                quarter     : %
                                quarter     : %
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -3.23%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -21.53          0.09                   6.37
S&P 500 Index (reflects no deduction for fees or
expenses)(2)                                                    %  -22.10         -0.59                   6.41(3)

(1) Class R commenced operations on September 16, 1996.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The Index return is for the period beginning September 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus LargeCap Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS MIDCAP PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in stocks included in the S&P 400 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 400 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 400 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400 Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.

The success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 14      ING VP Index Plus MidCap Portfolio

                                              ING VP INDEX PLUS MIDCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993    1994    1995    1996    1997    1998    1999    2000     2001      2002
  -----   -----   -----   -----   -----   -----   -----   -----   ------    ------
                                          24.30%  15.81%  19.91%   -1.32%   -12.09%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998: 29.17%
                            3rd quarter 2002: -15.18%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -3.96%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P MidCap 400 Index.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -12.09           8.60                  9.27
S&P MidCap 400 Index (reflects no deduction for fees or
expenses)(2)                                                    %   -14.51           6.41                  7.10(3)

(1) Class R commenced operations on December 16, 1997.

(2) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(3) The Index return is for the period beginning December 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Index Plus MidCap Portfolio       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS SMALLCAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in stocks included in the S&P 600 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 600 Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 600 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600 Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling of a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 16      ING VP Index Plus SmallCap Portfolio

                                            ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993    1994    1995    1996    1997    1998    1999    2000    2001      2002
  -----   -----   -----   -----   -----   -----   -----   -----   -----    ------
                                          -1.35%  10.79%   9.82%   2.41%   -13.21%



(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                                                       4th quarter 1998:  17.61%
                                                       3rd quarter 1998: -19.74%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -5.43%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P SmallCap 600 Index.

                                                                                  5 YEARS                10 YEARS
                                                                   1 YEAR    (OR LIFE OF CLASS)    (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -13.21           1.30                   2.14
S&P SmallCap 600 Index (reflects no deduction for fees or
expenses)(2)                                                    %  -14.63           2.44                   2.80(3)

(1) Class R commenced operations on December 19, 1997.

(2) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $820 million.

(3) The Index return is for the period beginning December 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus SmallCap Portfolio       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP VALUE OPPORTUNITY PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing the Portfolio, the Sub-Adviser tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. The Sub-Adviser believes that the Portfolio's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, the Sub-Adviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The Sub-Adviser may look to sell a security when company business fundamentals deteriorate or when price objectives are reached.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.
Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.
CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 18      ING VP Value Opportunity Portfolio

                                              ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
  ------  ------  ------  ------  ------  ------  ------  ------  ------  -------
                                  39.36%  22.39%  19.58%  10.19%  -9.62%  -25.96%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                                                       4th quarter 1998:  30.76%
                                                       3rd quarter 2002: -19.96%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -3.68%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %  -25.96          1.54                   7.36
S&P 500 Index (reflects no deduction for fees or
  expenses)(2)                                                  %  -22.10         -0.56                   4.03(3)

(1) Class R commenced operations on December 13, 1996.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The Index return is for the period beginning December 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Value Opportunity Portfolio       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BALANCED PORTFOLIO                     Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio allocates its assets between the following asset classes:

- Equities, such as common and preferred stocks;

- Debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- Money market instruments.

The Sub-Adviser typically maintains approximately 60% of the Portfolio's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on the Sub-Adviser's view of the relative attractiveness of each asset class. In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Portfolio.

In managing the equity component of the Portfolio, the Sub-Adviser typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.

In managing the debt component of the Portfolio, the Sub-Adviser looks to select investments with the opportunity to enhance the Portfolio's yield and total return, focusing on performance over the long term. The Portfolio may invest up to 15% of its total assets in high-yield instruments. The Portfolio may also invest in foreign debt securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock and bond investing. The success of the Portfolio's strategy depends on the Sub-Adviser's skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Further, stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

The Portfolio's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Portfolio shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 20      ING VP Balanced Portfolio

                                                       ING VP BALANCED PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993     1994     1995     1996     1997     1998     1999     2000     2001      2002
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
  9.90%    -0.35%   27.23%   15.17%   22.49%   16.93%   13.60%   -0.56%   -4.21%   -10.31%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998: 13.05%
                           3rd quarter 2002:  -9.64%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -1.03%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB Index).

                                                                    1 YEAR     5 YEARS    10 YEARS
Class R Return                                                  %   -10.31       2.56       8.35
S&P 500 Index (reflects no deduction for fees or
  expenses)(1)                                                  %   -22.10      -0.56       9.37
LBAB Index (reflects no deduction for fees or expenses)(2)      %    10.25       7.55       7.51
Composite Index (reflects no deduction for fees or
  expenses)(3)                                                  %   -16.37       0.99       8.89

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(2) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(3) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP Balanced Portfolio       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH AND INCOME PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the Sub-Adviser believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

In managing the Portfolio, the Sub-Adviser:

- Emphasizes stocks of larger companies.

- Looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Although the Sub-Adviser emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 22      ING VP Growth and Income Portfolio

                                              ING VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993        1994       1995       1996       1997       1998       1999       2000       2001       2002
  ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
  6.74%        -0.96%     32.25%     24.46%     29.89%     14.49%     17.42%    -10.97%    -18.40%    -24.99

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                                                       4th quarter 1998:  20.08%
                                                       3rd quarter 2002: -16.32%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -3.93%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.

                                                                    1 YEAR    5 YEARS   10 YEARS
Class R Return                                                  %   -24.99     -6.03      5.17
S&P 500 Index (reflects no deduction for fees or
expenses)(1)                                                    %   -22.10     -0.56      9.37

(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Growth and Income Portfolio       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BOND PORTFOLIO                         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return consistent with reasonable risk, through investments in a diversified portfolio consisting of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Portfolio may invest in zero coupon securities.

In managing the Portfolio, the Sub-Adviser:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance overall total return and yield, while managing volatility.

- Looks to identify issuers whose perceived value is not reflected in their security prices.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 24      ING VP Bond Portfolio

                                                           ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993    1994     1995     1996     1997    1998    1999     2000     2001     2002
  ----    -----    -----    -----    ----    ----    -----    -----    -----    ----
  9.69%   -3.83%   18.24%    3.60%   8.30%   8.14%   -0.74%    9.64%    8.75%   8.33%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                            2nd quarter 1995:  6.56%
                            1st quarter 1994: -3.32%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     2.07%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index).

                                                                    1 YEAR    5 YEARS   10 YEARS
Class R Return                                                  %    8.33      6.75       6.85
LBAB Index (reflects no deduction for fees or expenses)(1)      %   10.25      7.55       7.51

(1) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING VP Bond Portfolio       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP MONEY MARKET PORTFOLIO                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, repurchase agreements, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

It is possible to lose money by investing in the Portfolio. There is no guaranty the Portfolio will achieve its investment objective. Investments in the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike many money market funds, the Portfolio is not managed to maintain a constant net asset value. Instead, the net asset value will change with the value of the investments in the Portfolio.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of the Portfolio's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

 26      ING VP Money Market Portfolio

                                                   ING VP MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

                       1993        1994       1995       1996       1997       1998       1999       2000       2001       2002
                       ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
                          3.19%      4.09%      6.05%      5.37%      5.47%      5.46%      5.08%      6.38%      3.94%      1.66%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                            3rd quarter 2000: 1.66%
                            4th quarter 2002: 0.39%
        The Portfolio's year-to-date total return as of March 31, 2003:
                                     0.24%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Money Fund Report Averages(TM)/All Taxable Index.

                                                                  1 YEAR   5 YEARS   10 YEARS
Class R Return                                                  %  1.66     4.49       4.66
Money Fund Report Averages(TM)/All Taxable Index (reflects
no deduction for fees or expenses)(1)                           %  1.27     4.00       4.15

(1) The Money Fund Report Averages(TM)/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Money Market Portfolio       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
STRATEGIC ALLOCATION PORTFOLIOS               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO

OBJECTIVES

Strategic Allocation Growth (formerly ING Ascent) seeks to provide capital appreciation.

Strategic Allocation Balanced (formerly ING Crossroads) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Strategic Allocation Income (formerly ING Legacy) seeks to provide total return consistent with preservation of capital.

INVESTMENT STRATEGIES

Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income are asset allocation portfolios that have been designed for investors with different investment goals:

- Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

- Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

- Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

Under normal market conditions, the Sub-Adviser allocates the assets of each Strategic Allocation Portfolio, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Portfolio's assets in high yield instruments) and money market instruments. To remain consistent with each Strategic Allocation Portfolio's investment objective and intended level of risk tolerance, the Sub-Adviser has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Portfolio level range allows Aeltus to vary the weightings of each asset class in each Portfolio to take advantage of opportunities as market and economic conditions change.

Each Strategic Allocation Portfolio benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.

Each Strategic Allocation Portfolio's asset allocation may vary from the benchmark allocation (within the permissible range) based on the Sub-Advisers' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. The Sub-Adviser may vary each Strategic Allocation Portfolio's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria the Sub-Adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, the Sub-Adviser considers such factors as:

- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in a Portfolio. Each Portfolio may be affected by the following risks, among others.

The success of each Strategic Allocation Portfolio's strategy depends significantly on the Sub-Advisers' skill in choosing investments and in allocating assets among the different investment classes.

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Strategic Allocation Portfolio will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Strategic Allocation Portfolio are those generally attributable to stock and bond investing.

For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield instruments is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for

 28      Strategic Allocation Portfolios

                                                 STRATEGIC ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------

securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.


     ASSET CLASS
                                              STRATEGIC         STRATEGIC         STRATEGIC
                                              ALLOCATION        ALLOCATION        ALLOCATION        ASSET CLASS
                                              GROWTH            BALANCED(1)       INCOME(2)         COMPARATIVE INDEX(3)
     EQUITIES
     DOMESTIC STOCKS
     Range                                    0-100%            0-80%             0-70%             Russell 3000
     Benchmark                                70%               55%               35%
     INTERNATIONAL STOCKS
     Range                                    0-20%             0-10%             0-10%             Morgan Stanley Capital
     Benchmark                                10%               5%                0%                International Europe,
                                                                                                    Australia and Far East Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range                                    0-40%             0-70%             0-100%            Lehman Brothers
     Benchmark                                20%               35%               55%               Aggregate Bond Index
     MONEY MARKET INSTRUMENTS
     Range                                    0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark                                0%                5%                10%

---------------------
(1)Strategic Allocation Balanced will invest no more than 60% of its assets in any combination of the following asset classes: small-/ mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2)Strategic Allocation Income will invest no more than 35% of its assets in any combination of the following asset classes: small-/ mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(3)See page 30 for a description of each Asset Class Comparative Index.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Strategic Allocation Portfolios       29

STRATEGIC ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------

ASSET CLASS             Asset Class Comparative Indices

Domestic Stocks         The Russell 3000 Index measures the performance of the
                        3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

International Stocks    The Morgan Stanley Capital International-Europe,
                        Australia, Far East Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

U.S. Dollar Bonds       The Lehman Brothers Aggregate Bond Index is a widely
                        recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.

Cash Equivalents        Three-month Treasury bills are government-backed
                        short-term investments considered to be risk-free, and equivalent to cash because their maturity is only three months.

 30      Strategic Allocation Portfolios

                                    ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1993   1994    1995    1996     1997     1998    1999     2000      2001      2002
----   ----    ----    -----    -----    ----    -----    -----    ------    ------

                       23.58%   19.90%   4.30%   14.35%   -0.67%   -11.54%   -13.76%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

(3) Effective October 1, 2002, the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio.

            Best and worst quarterly performance during this period:
                                                       2nd quarter 1997:  10.91%
                                                       3rd quarter 2002: -14.41%

          Portfolio's year-to-date total return as of March 31, 2003:
                                     -2.78%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Growth Composite.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -13.76          -2.00                   5.37
Russell 3000 Index (reflects no deduction for fees or
expenses)(2)                                                    %   -21.54          -0.71                   7.96(3)
Strategic Allocation Growth Composite (reflects no deduction
for fees or expenses)(4)                                        %   -14.98           1.06                   7.44(3)

(1) Class R commenced operations on July 5, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Index return is for the period beginning July 1, 1995.

(4) The Strategic Allocation Growth composite is comprised of the asset class indices correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 20% in large capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 35% in large cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Growth Portfolio       31

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1993   1994    1995    1996     1997     1998    1999     2000    2001     2002
----   ----    ----    -----    -----    ----    -----    ----    -----    -----

                       18.81%   17.57%   5.91%   10.22%   0.41%   -6.99%   -9.54%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

(3) Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.

            Best and worst quarterly performance during this period:
                                                        2nd quarter 1997:  8.90%
                                                       3rd quarter 2002: -11.17%

          Portfolio's year-to-date total return as of March 31, 2003:
                                     -1.66%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Balanced Composite.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -9.54         -0.28                  5.62
Russell 3000 Index (reflects no deduction for fees or
expenses)(2)                                                    %  -21.54         -0.71                  7.96(3)
Strategic Allocation Balanced Composite (reflects no
deduction for fees or expenses)(4)                              %   -9.51          2.78                  7.73(3)

(1) Class R commenced operations on July 5, 1995.

(2) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(3) The Index return is for the period beginning July 1, 1995.

(4) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 15% in large capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 25% in large cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

 32      ING VP Strategic Allocation Balanced Portfolio

                                    ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1993   1994    1995    1996     1997     1998    1999     2000    2001     2002
----   ----    ----    -----    -----    ----    -----    ----    -----    -----

                       14.19%   14.50%   6.94%    7.10%   4.81%   -2.37%   -4.34%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

(3) Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.

            Best and worst quarterly performance during this period:
                                                        2nd quarter 1997:  7.20%
                                                        3rd quarter 2002: -6.39%

          Portfolio's year-to-date total return as of March 31, 2003:
                                     -0.36%

                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Strategic Allocation Income Composite.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
Class R Return                                                  %   -4.34          2.31                  6.36
Saly BIG Index (reflects no deduction for fees or
expenses)(2)                                                    %   10.09          7.53                  7.63
Strategic Allocation Income Composite (reflects no deduction
for fees or expenses)(4)                                        %   -2.28          4.75                  7.85(3)

(1) Class R commenced operations on July 5, 1995.

(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgaged-backed and corporate debt securities.

(3) The Index return is for the period beginning July 1, 1995.

(4) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 15% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Income Portfolio       33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]
       The table that follows shows the estimated operating expenses paid each year by each Portfolio. Actual expenses paid by the Portfolios may vary from year to year.

       You may participate in a Portfolio through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under the variable contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(AS A % OF AVERAGE NET ASSETS)

                                                                      TOTAL                               TOTAL
                                   DISTRIBUTION                     PORTFOLIO          WAIVERS             NET
                    MANAGEMENT       (12B-1)           OTHER        OPERATING     REIMBURSEMENTS(2)     PORTFOLIO
PORTFOLIO              FEE             FEES          EXPENSES       EXPENSES       AND RECOUPMENT       EXPENSES
-----------------------------------------------------------------------------------------------------------------
 VP
 International
  Equity      %        0.85            N/A             0.61           1.46              -0.31             1.15
 VP Growth    %        0.60            N/A             0.12           0.72                 --             0.72
 VP Small
  Company     %        0.75            N/A             0.12           0.87                 --             0.87
 VP
Technology    %        0.95            N/A             0.17           1.12                 --             1.12
 VP Index
  Plus
  LargeCap    %        0.35            N/A             0.10           0.45                 --             0.45
 VP Index
  Plus
  MidCap      %        0.40            N/A             0.13           0.53                 --             0.53
 VP Index
  Plus
  SmallCap    %        0.40            N/A             0.23           0.63              -0.03             0.60
 VP Value
 Opportunity   %       0.60            N/A             0.12           0.72                 --             0.72
 VP
  Balanced    %        0.50            N/A             0.10           0.60                 --             0.60
 VP Growth
  and
  Income      %        0.50            N/A             0.09           0.59                 --             0.59
 VP Bond      %        0.40            N/A             0.09           0.49                 --             0.49
 VP Money
  Market      %        0.25            N/A             0.09           0.34                 --             0.34
 VP
 Strategic
Allocation
  Growth      %        0.60            N/A             0.17           0.77              -0.02             0.75
 VP
 Strategic
Allocation
  Balanced    %        0.60            N/A             0.17           0.77              -0.07             0.70
 VP
 Strategic
Allocation
  Income      %        0.60            N/A             0.17           0.77              -0.12             0.65

--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for each Portfolio.

(2) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment". The expense limit for each Portfolio is shown as "Total Net Portfolio Expenses". For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual.

 34      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

       EXAMPLES

[PENNY GRAPHIC]

       The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS R PORTFOLIO                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
 VP International Equity                                     $                     117         431          768       1,720
 VP Growth                                                   $                      74         230          401         894
 VP Small Company                                            $                      89         278          482       1,073
 VP Technology                                               $                     114         356          617       1,363
 VP Index Plus LargeCap                                      $                      46         144          252         567
 VP Index Plus MidCap                                        $                      54         170          296         665
 VP Index Plus SmallCap                                      $                      61         199          348         783
 VP Value Opportunity                                        $                      74         230          401         894
 VP Balanced                                                 $                      61         192          335         750
 VP Growth and Income                                        $                      60         189          329         738
 VP Bond                                                     $                      50         157          274         616
 VP Money Market                                             $                      35         109          191         431
 VP Strategic Allocation Growth                              $                      77         244          426         952
 VP Strategic Allocation Balanced                            $                      72         239          421         948
 VP Strategic Allocation Income                              $                      66         234          416         943
-----------------------------------------------------------------------------------------------------------------------------

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       35

MANAGEMENT OF THE PORTFOLIOS                            ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), formerly ING Pilgrim Investments, LLC, an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for the management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of March 31, 2003, ING managed almost $32.5 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                      MANAGEMENT
PORTFOLIO                                                FEE
---------                                             ----------
VP International Equity                                  0.85%
VP Growth                                                0.60
VP Small Company                                         0.75
VP Technology                                            0.95
VP Index Plus LargeCap                                   0.35
VP Index Plus MidCap                                     0.40
VP Index Plus SmallCap                                   0.40
VP Value Opportunity                                     0.60
VP Balanced                                              0.50
VP Growth and Income                                     0.50
VP Bond                                                  0.40
VP Money Market                                          0.25
VP Strategic Allocation Growth                           0.60
VP Strategic Allocation Balanced                         0.60
VP Strategic Allocation Income                           0.60

SUB-ADVISERS

ING has engaged a Sub-Adviser to provide the day-to-day management of each Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined and long-term investment approach over a period of several market cycles. ING is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING or the Board. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Portfolio.

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as sub-adviser to each Portfolio (other than Technology). Aeltus is responsible for managing the assets of the Portfolios in accordance with the Portfolios' investment objectives and policies, subject to oversight by ING and the Board. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Groep N.V., and is an affiliate of ING. Aeltus has acted as adviser or sub-adviser to variable portfolios since 1994 and has managed institutional accounts since 1972. As of March 31, 2003, Aeltus managed $38.1 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.

Prior to March 31, 2002, Aeltus served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.

VP SMALL COMPANY PORTFOLIO

Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs began managing Small Company in March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.

VP VALUE OPPORTUNITY PORTFOLIO

Value Opportunity is managed by a team of Aeltus equity investment specialists led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Value Opportunity since October 2002. Mr. Townswick also manages the VP Growth and Income Portfolio and co-manages small- and mid-cap portfolios and has served as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

VP INTERNATIONAL EQUITY PORTFOLIO

VP International Equity Portfolio is managed by a team of Aeltus investment specialists.

VP GROWTH PORTFOLIO

Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since July 1997 and previously co-managed the Portfolio. Mr. Bragdon has 30 years of experience in the investment business, including more than 20 years with Aeltus.


 36      Management of the Portfolios

SUB-ADVISER                                         MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

VP INDEX PLUS LARGECAP, VP INDEX PLUS MIDCAP, VP INDEX PLUS SMALLCAP PORTFOLIOS

Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since May 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously, served as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap since May 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

VP BALANCED PORTFOLIO

Balanced is managed by Neil Kochen and James Kauffmann.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead manager of Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

James B. Kauffmann co-manages the VP Balanced Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 14 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

VP GROWTH AND INCOME PORTFOLIO

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since May 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

VP BOND PORTFOLIO

James B. Kauffmann has primary responsibilities for managing the VP Bond Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 14 years of investment experience. Prior to joining ING Groep N.V. he spent 4 years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

VP MONEY MARKET PORTFOLIO

VP Money Market Portfolio is managed by a team of Aeltus fixed-income specialists led by Jennifer J. Thompson. Ms. Thompson has primary responsibility for managing the VP Money Market Portfolio. Ms. Thompson joined ING Groep N.V. in 1998 and has over 10 years of investment experience. Prior to joining ING Groep N.V. she spent 1 year working for Trusco Capital Management as a Fixed Income Portfolio Manager. Prior to joining Trusco, Ms. Thompson spent 5 years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group.

STRATEGIC ALLOCATION PORTFOLIOS

VP STRATEGIC ALLOCATION GROWTH, VP STRATEGIC ALLOCATION BALANCED, AND VP STRATEGIC ALLOCATION INCOME

ING VP Strategic Allocation Portfolios are managed by Mary Ann Fernandez. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds, she is also involved in the management and marketing of certain equity strategies managed by Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

VP TECHNOLOGY PORTFOLIO

AIC ASSET MANAGEMENT, LLC

AIC Asset Management, LLC (AIC), 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as sub-adviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies, and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology. As of March 31, 2003, AIC managed over $69 million in assets.

Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March, 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology since its inception. Prior to joining AIC in March, 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           Management of the Portfolios       37

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

The Portfolios are available only to serve as investment options under variable annuity contracts and variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. of companies, and are available directly to pension plans. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Groep N.V.

ING Funds Distributor, LLC, the distributor for the Portfolios, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, performance of these Portfolios can be expected to vary from those of the other funds.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

If you hold or participate in a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolios, the insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus, prospectus summary or disclosure statement for additional information about how this works.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to pension plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and pension plans, for which the Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Boards of Directors/Trustees (Board) intend to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and pension plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios or a pension plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met.

HOW SHARES ARE PRICED

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of each Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities may be valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

When a participating insurance company is buying shares, it will pay the NAV that is next calculated after the insurance company has received an order in proper form. When a participating insurance company is selling shares, it will normally receive, for its customer, the NAV that is next calculated after its order is received by the insurance company for its customer in proper form.

PRIVACY POLICY

The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.


 38      Information for Investors

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

PORTFOLIO EARNINGS AND YOUR TAXES

Each Portfolio, except Growth and Income and Bond, declare and pay dividends and capital gains distributions, if any, on an annual basis usually in June. Growth and Income and Bond declare and pay dividends and capital gains distributions, if any, on a semi-annual basis. To comply with federal tax regulations, the Portfolios, except Growth and Income and Bond, may also pay an additional capital gains distribution, unusually in June.

As a contract owner, policyholder or investor invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

HOW THE PORTFOLIOS PAY DISTRIBUTIONS

Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

If you hold or participate in a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolios, you should consult the variable contract prospectus or offering memorandum, prospectus summary or disclosure statement, along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       39

MORE INFORMATION ABOUT RISKS
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All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the Statement of Additional Information (SAI).

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS

FUTURES CONTRACTS AND OPTIONS (ALL PORTFOLIOS EXCEPT MONEY MARKET). The Portfolios may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Portfolios also may use these instruments for speculation (investing for potential income or capital gain).

- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Portfolio as a whole, it adds to the Portfolio's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

SWAPS (BOND, BALANCED, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). The Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

Swap agreements can take many different forms and are known by a variety of names. Those Portfolios eligible to enter into swaps are not limited to any particular form or variety of swap agreement if the Adviser determines it is consistent with that Portfolio's investment object and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Adviser incorrectly forecasts such change, a Portfolio's performance would be less than if the Portfolio had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, a Portfolio's loss will consist of the net amount of contractual payments that a Portfolio has not yet received. The Adviser will monitor the creditworthiness of counterparties to a Portfolio's swap transactions on an ongoing basis.

INVESTMENTS IN FOREIGN SECURITIES (ALL PORTFOLIOS EXCEPT MONEY MARKET). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

EMERGING MARKETS INVESTMENTS (ALL PORTFOLIOS EXCEPT MONEY MARKET). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of



 40      More Information About Risks

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market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES (ALL PORTFOLIOS EXCEPT MONEY MARKET). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

HIGH YIELD SECURITIES. Each Portfolio (other than International, Technology and Money Market) may invest in high yield securities. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Adviser to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES (ALL PORTFOLIOS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. GOVERNMENT SECURITIES (ALL PORTFOLIOS). Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES (ALL PORTFOLIOS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES (ALL PORTFOLIOS). Each Portfolio may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

RESTRICTED AND ILLIQUID SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e.,



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       41

MORE INFORMATION ABOUT RISKS
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securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES (BALANCED, GROWTH AND INCOME BOND, MONEY MARKET, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS (ALL PORTFOLIOS). Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Each Portfolio (other than Money Market) may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, so please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

CONCENTRATION (TECHNOLOGY). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

MANAGEMENT RISK (ALL PORTFOLIOS). Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, each Portfolio (other than Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER (ALL PORTFOLIOS). Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Each Portfolio (other than Bond and Money Market) may invest in equity securities of small- and mid-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

REPURCHASE AGREEMENTS (ALL PORTFOLIOS). A Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.



 42      More Information About Risks

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OTHER RISKS

LENDING PORTFOLIO SECURITIES. In order to generate additional income, a Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. A Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       43

FINANCIAL HIGHLIGHTS
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The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product. A report of each Portfolio's independent auditors along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

 44      Financial Highlights

FINANCIAL HIGHLIGHTS                       ING VP INTERNATIONAL EQUITY PORTFOLIO
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For the periods ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                YEAR ENDED DECEMBER 31,
                                                                     ----------------------------------------------
                                                                      2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $       7.90     10.40     15.92     11.59     10.27
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $       0.03      0.02     -0.02     -0.01      0.07
 Net realized and unrealized gain (loss) on investments        $      -2.13     -2.51     -3.17      5.78      1.87
 Total from investment operations                              $      -2.10     -2.49     -3.19      5.77      1.94
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       0.02      0.01      0.01      0.15      0.01
 Net realized gains on investments                             $         --        --      2.32      1.29      0.61
 Total distributions                                           $       0.02     -0.01      2.33      1.44      0.62
 Net asset value, end of year                                  $       5.78      7.90     10.40     15.92     11.59
 TOTAL RETURN(1)                                               %     -26.68    -23.88    -20.33     51.33     18.92
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     28,917    48,652    52,210    43,548    16,242
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %       1.15      1.15      1.15      1.15      1.15
 Gross expenses prior to expense reimbursement                 %       1.46      1.26      1.34      1.62      1.77
 Net investment income (loss) after expense reimbursement(2)   %       0.40      0.23     -0.18      0.13      0.55
 Portfolio turnover rate                                       %        266       229       212       169       158

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(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING VP International Equity Portfolio       45

ING VP GROWTH PORTFOLIO                                     FINANCIAL HIGHLIGHTS
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For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------
                                                                      2002       2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $        9.64      14.99      17.32      13.53       9.85
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $       -0.01      -0.01       0.01       0.03       0.03
 Net realized and unrealized gain (loss) on investments        $       -2.78      -3.87      -2.02       4.62       3.68
 Total from investment operations                              $       -2.79      -3.88      -2.01       4.65       3.71
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $          --       0.01       0.01       0.02       0.03
 Net realized gains on investments                             $          --       1.46       0.31       0.84         --
 Total distributions                                           $          --       1.47       0.32       0.86       0.03
 Net asset value, end of year                                  $        6.85       9.64      14.99      17.32      13.53
 TOTAL RETURN(1)                                               %      -28.94     -27.06     -11.95      34.97      37.68
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     181,029    305,624    460,578    369,845    142,363
 Ratios to average net assets:
 Expenses                                                      %        0.72       0.70       0.70       0.71       0.75
 Net investment income (loss)                                  %       -0.06      -0.08       0.06       0.20       0.40
 Portfolio turnover rate                                       %         241        216        179        138        153

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(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

 46      ING VP Growth Portfolio

FINANCIAL HIGHLIGHTS                              ING VP SMALL COMPANY PORTFOLIO
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For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP.

                                                                                        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------------------------------------
                                                                        2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $         16.68        16.65        16.52        12.79       12.77
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $          0.05         0.06         0.11         0.08        0.07
 Net realized and unrealized gain (loss) on investments        $         -3.91         0.58         1.09         3.84        0.07
 Total from investment operations                              $         -3.86         0.64         1.20         3.92        0.14
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $          0.07         0.10         0.02         0.06        0.08
 Net realized gains on investments                             $            --         0.51         1.05         0.13        0.04
 Total distributions                                           $          0.07         0.61         1.07         0.19        0.12
 Net asset value, end of year                                  $         12.75        16.68        16.65        16.52       12.79
 TOTAL RETURN(1)                                               %        -23.23         4.00         6.72        30.85        1.10
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $       288,890      341,332      273,617      149,416      99,823
 Ratios to average net assets:
 Expenses                                                      %          0.87         0.86         0.87         0.88        0.89
 Net investment income                                         %          0.39         0.50         0.80         0.64        0.93
 Portfolio turnover rate                                       %           371          240          330          256         185

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(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                         ING VP Small Company Portfolio       47

ING VP TECHNOLOGY PORTFOLIO                                 FINANCIAL HIGHLIGHTS
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For the periods ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                                           MAY 1, 2000(1)
                                                                        YEAR ENDED        YEAR ENDED             TO
                                                                       DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                                           2002              2001               2000
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $            4.53              5.88               10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss                                           $           -0.03             -0.02               -0.02
 Net realized and unrealized loss on investments               $           -1.84             -1.33               -4.10
 Total from investment operations                              $           -1.87             -1.35               -4.12
 Net asset value, end of period                                $            2.66              4.53                5.88
 TOTAL RETURN(2)                                               %          -41.28            -22.96              -41.20
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $          45,559            62,878              44,621
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                %            1.11              1.11                1.15
 Gross expenses prior to expense reimbursement(3)              $            1.12              1.11                1.20
 Net investment loss after expense reimbursement(3)(4)         %           -0.89             -0.49               -0.61
 Portfolio turnover rate                                       %              61               129                 150

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(1) Commencement of operations.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total returns for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

 48      ING VP Technology Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                2002           2001           2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $           13.86          16.73          20.87          17.59        14.02
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                $            0.14           0.15           0.13           0.12         0.12
 Net realized and unrealized gain (loss) on
 investments                                          $           -3.12          -2.40          -1.99           4.09         4.30
 Total from investment operations                     $           -2.98          -2.25          -1.86           4.21         4.42
LESS DISTRIBUTIONS FROM:
 Net investment income                                $            0.03           0.13           0.14           0.10         0.12
 Net realized gain on investments                     $              --           0.49           2.14           0.83         0.73
 Total distributions                                  $            0.03           0.62           2.28           0.93         0.85
 Net asset value, end of period                       $           10.85          13.86          16.73          20.87        17.59
 TOTAL RETURN(1)                                      %          -21.53         -13.62          -9.41          24.30        31.60
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $         943,520      1,165,893      1,248,768      1,162,472      496,059
 Ratios to average net assets:
 Expenses                                             %            0.45           0.45           0.44           0.45         0.46
 Net investment income                                %            1.18           1.05           0.73           0.78         1.07
 Portfolio turnover rate                              %             139            125            111             88           99
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus LargeCap Portfolio       49

ING VP INDEX PLUS MIDCAP PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the periods ended December 31, the information in the table below has been derived from the Portfolio's financial statement, which have been audited by KPMG LLP, independent auditors.

                                                                                         YEAR ENDED DECEMBER 31,
                                                                         --------------------------------------------------------
                                                                          2002         2001         2000        1999        1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $         13.54        14.67       12.40       12.20       10.34
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                    $          0.04         0.07        0.04        0.06        0.07
 Net realized and unrealized gain (loss) on investments          $         -1.67        -0.26        2.43        1.76        2.42
 Total from investment operations                                $         -1.63        -0.19        2.47        1.82        2.49
LESS DISTRIBUTIONS FROM:
 Net investment income                                           $          0.05         0.03          --        0.06        0.07
 Net realized gain on investments                                $            --         0.91        0.20        1.56        0.56
 Total distributions                                             $          0.05         0.94        0.20        1.62        0.63
 Net asset value, end of period                                  $         11.86        13.54       14.67       12.40       12.20
 TOTAL RETURN(1)                                                 %        -12.09        -1.32       19.91       15.81       24.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $       251,674      161,663      94,727      19,244       9,923
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                     %          0.53         0.55        0.58        0.60        0.60
 Gross expenses prior to expense reimbursement(2)                %          0.53         0.55        0.62        0.80        0.82
 Net investment income after expense reimbursement(2)            %          0.61         0.77        0.66        0.68        0.68
 Portfolio turnover rate                                         %           139          189         154         143         166
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

 50      ING VP Index Plus MidCap Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------

For the periods ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                YEAR ENDED DECEMBER 31,
                                                                     ----------------------------------------------
                                                                      2002      2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $      11.60     11.97     10.90      9.86     10.42
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $       0.01      0.02      0.02      0.02      0.04
 Net realized and unrealized gain (loss) on investments        $      -1.53      0.25      1.05      1.04     -0.19
 Total from investment operations                              $      -1.52      0.27      1.07      1.06     -0.15
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       0.01      0.02        --      0.02      0.04
 Net realized gains on investments                             $       0.12      0.62        --        --      0.37
 Total distributions                                           $       0.13      0.64        --      0.02      0.41
 Net asset value, end of period                                $       9.95     11.60     11.97     10.90      9.86
 TOTAL RETURN(1)                                               %     -13.21      2.41      9.82     10.79     -1.35
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                             $     86,494    46,547    20,484    12,484     7,599
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %       0.58      0.60      0.60      0.60      0.60
 Gross expenses prior to expense reimbursement(2)              %       0.63      0.71      0.86      0.90      0.87
 Net investment income after expense reimbursement(2)          %       0.30      0.35      0.28      0.28      0.38
 Portfolio turnover rate                                       %        134       134       142       107       142

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus SmallCap Portfolio       51

ING VP VALUE OPPORTUNITY PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                 YEAR ENDED DECEMBER 31,
                                                                     -----------------------------------------------
                                                                      2002      2001       2000      1999      1998
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      13.25      15.34     16.42     14.41     11.92
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $       0.04       0.03      0.07      0.10      0.09
 Net realized and unrealized gain (loss) on investments        $      -3.47      -1.43      1.49      2.71      2.56
 Total from investment operations                              $      -3.43      -1.40      1.56      2.81      2.65
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       0.05       0.05      0.03      0.08      0.08
 Net realized gains on investments                             $         --       0.64      2.61      0.72      0.08
 Total distributions                                           $       0.05       0.69      2.64      0.80      0.16
 Net asset value, end of year                                  $       9.77      13.25     15.34     16.42     14.41
 TOTAL RETURN(1)                                               %     -25.96      -9.62     10.19     19.58     22.39
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     211,470   219,287    116,029   85,030    76,109
 Ratios to average net assets:
 Expenses                                                      %       0.72       0.71      0.75      0.73      0.74
 Net investment income                                         %       0.51       0.54      0.58      0.69      0.93
 Portfolio turnover rate                                       %        304        185       171       125       126

--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

 52      ING VP Value Opportunity Portfolio

FINANCIAL HIGHLIGHTS                                   ING VP BALANCED PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                              YEAR ENDED DECEMBER 31,
                                                                     ------------------------------------------
                                                                      2002     2001     2000     1999     1998
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      12.09    13.40    15.57    15.73    16.03
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $       0.25     0.31     0.43     0.44     0.46
 Net realized and unrealized gain (loss) on investments        $      -1.49    -0.87    -0.49     1.56     2.11
 Total from investment operations                              $      -1.24    -0.56    -0.06     2.00     2.57
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       0.12     0.28     0.46     0.40     0.39
 Net realized gains on investments                             $         --     0.47     1.65     1.76     2.48
 Total distributions                                           $       0.12     0.75     2.11     2.16     2.87
 Net asset value, end of year                                  $      10.73    12.09    13.40    15.57    15.73
 TOTAL RETURN(1)                                               %     -10.31    -4.21    -0.56    13.60    16.93
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $      1,223    1,591    1,777    1,988    1,852
 Ratios to average net assets:
 Expenses                                                      %       0.60     0.59     0.59     0.59     0.59
 Net investment income                                         %       2.00     2.46     2.72     2.81     3.01
 Portfolio turnover rate                                       %        345      167      182      136       86

--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP Balanced Portfolio       53

ING VP GROWTH AND INCOME PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------
                                                                      2002      2001      2000      1999     1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $      19.54     24.12     30.69     31.87    33.63
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                                  $       0.16      0.14      0.17      0.31     0.38
 Net realized and unrealized gain (loss) on investments        $      -5.04     -4.58     -3.46      4.86     4.47
 Total from investment operations                              $      -4.88     -4.44     -3.29      5.17     4.85
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $       0.16      0.14      0.16      0.34     0.40
 Net realized gains on investments                             $         --        --      3.12      6.01     6.21
 Total distributions                                           $       0.16      0.14      3.28      6.35     6.61
 Net asset value, end of year                                  $      14.50     19.54     24.12     30.69    31.87
 TOTAL RETURN(1)                                               %     -24.99    -18.40    -10.97     17.42    14.49
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $      3,525     5,639     7,797    10,029    9,801
 Ratios to average net assets:
 Expenses                                                      %       0.59      0.59      0.58      0.58     0.57
 Net investment income                                         %       0.83      0.62      0.55      0.89     1.03
 Portfolio turnover rate                                       %        246       185       149       133      146

--------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

 54      ING VP Growth and Income Portfolio

FINANCIAL HIGHLIGHTS                                       ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                      YEAR ENDED DECEMBER 31,
                                                                  ---------------------------------------------------------------
                                                                    2002           2001          2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                       $           12.95          12.61        12.17        13.06        12.85
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    $            0.45           0.59         0.79         0.76         0.75
 Net realized and unrealized gain (loss) on investments   $            0.63           0.51         0.37        -0.86         0.28
 Total from investment operations                         $            1.08           1.10         1.16        -0.10         1.03
LESS DISTRIBUTIONS FROM:
 Net investment income                                    $            0.43           0.65         0.72         0.75         0.76
 Net realized gains on investments                        $            0.07           0.11           --         0.04         0.06
 Total distributions                                      $            0.50           0.76         0.72         0.79         0.82
 Net asset value, end of year                             $           13.53          12.95        12.61        12.17        13.06
 TOTAL RETURN(1)                                          %            8.33           8.75         9.64        -0.74         8.14
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                          $       1,205,958      1,023,563      711,211      717,472      794,560
 Ratios to average net assets:
 Expenses                                                 %            0.49           0.50         0.50         0.49         0.49
 Net investment income                                    %            3.50           5.06         6.29         5.77         5.82
 Portfolio turnover rate                                  %             565            219          334          201           89
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING VP Bond Portfolio       55

ING VP MONEY MARKET PORTFOLIO                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                2002           2001           2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                   $           13.33          13.61          13.42          13.39        13.36
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                $            0.21           0.50           0.83           0.59         0.63
 Net realized and unrealized gain (loss) on
 investments                                          $              --           0.01          -0.02           0.06         0.07
 Total from investment operations                     $            0.21           0.51           0.81           0.65         0.70
LESS DISTRIBUTIONS FROM:
 Net investment income                                $            0.51           0.79           0.62           0.62         0.67
 Total distributions                                  $            0.51           0.79           0.62           0.62         0.67
 Net asset value, end of year                         $           13.03          13.33          13.61          13.42        13.39
 TOTAL RETURN(1)                                      %            1.66           3.94           6.38           5.08         5.46
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                      $       1,551,666      1,518,737      1,195,930      1,157,818      875,169
 Ratios to average net assets:
 Expenses                                             %            0.34           0.34           0.34           0.34         0.34
 Net investment income                                %            1.63           4.07           6.20           5.04         5.28
---------------------------------------------------------------------------------------------------------------------------------

(1) Additional dividends have been reinvested and does not reflect the effect of contract insurance charges.

 56      ING VP Money Market Portfolio

FINANCIAL HIGHLIGHTS                ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                           $         12.75        14.65        14.92        14.02        14.12
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        $          0.13         0.20         0.23         0.39         0.33
 Net realized and unrealized gain (loss) on investments       $         -1.87        -1.88        -0.32         1.56         0.27
 Total from investment operations                             $         -1.74        -1.68        -0.09         1.95         0.60
LESS DISTRIBUTIONS FROM:
 Net investment income                                        $          0.20         0.22         0.06         0.33         0.35
 Net realized gains on investments                            $            --           --         0.12         0.72         0.35
 Total distributions                                          $          0.20         0.22         0.18         1.05         0.70
 Net asset value, end of year                                 $         10.81        12.75        14.65        14.92        14.02
 TOTAL RETURN(1)                                              %        -13.76       -11.54        -0.67        14.35         4.30
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                              $       165,733      197,038      216,319      214,412      207,596
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                  %          0.75         0.74         0.75         0.74         0.75
 Gross expenses prior to expense reimbursement                %          0.77         0.74         0.75         0.74         0.75
 Net investment income (loss) after expense
 reimbursement(2)                                             %          1.14         1.58         1.59         2.31         2.59
 Portfolio turnover rate                                      %           271          247          215          135          104

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Growth Portfolio       57

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which has been audited by KPMG LLP, independent auditors.

                                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------------------------
                                                                       2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                           $         12.31        13.58        13.77        13.32        13.09
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                        $          0.20         0.29         0.35         0.45         0.38
 Net realized and unrealized gain (loss) on investments       $         -1.36        -1.23        -0.29         0.87         0.39
 Total from investment operations                             $         -1.16        -0.94         0.06         1.32         0.77
LESS DISTRIBUTIONS FROM:
 Net investment income                                        $          0.29         0.33         0.09         0.36         0.41
 Net realized gains on investments                            $            --           --         0.16         0.51         0.13
 Total distributions                                          $          0.29         0.33         0.25         0.87         0.54
 Net asset value, end of year                                 $         10.86        12.31        13.58        13.77        13.32
 TOTAL RETURN(1)                                              %         -9.54        -6.99         0.41        10.22         5.91
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                              $       158,169      181,296      189,109      197,702      193,562
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                  %          0.70         0.70         0.70         0.74         0.75
 Gross expenses prior to expense reimbursement(2)             %          0.77         0.74         0.75         0.74         0.75
 Net investment income (loss) after expense
 reimbursement(2)                                             %          1.71         2.39         2.53         3.05         3.17
 Portfolio turnover rate                                      %           267          195          213          142          103

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

 58      ING VP Strategic Allocation Balanced Portfolio

FINANCIAL HIGHLIGHTS                ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
--------------------------------------------------------------------------------

For the years ended December 31, the information in the table below has been derived from the Portfolio's financial statements, which has been audited by KPMG LLP, independent auditors.

                                                                                   YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------
                                                                      2002       2001       2000       1999       1998
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $       11.99      12.84      12.49      12.37      12.10
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                         $        0.27       0.38       0.49       0.52       0.41
 Net realized and unrealized gain (loss) on investments        $       -0.78      -0.68       0.11       0.34       0.43
 Total from investment operations                              $       -0.51      -0.30       0.60       0.86       0.84
LESS DISTRIBUTIONS FROM:
 Net investment income                                         $        0.39       0.46       0.11       0.41       0.41
 Net realized gain on investments                              $          --       0.09       0.14       0.33       0.16
 Total distributions                                           $        0.39       0.55       0.25       0.74       0.57
 Net asset value, end of year                                  $       11.09      11.99      12.84      12.49      12.37
 TOTAL RETURN(1)                                               %       -4.34      -2.37       4.81       7.10       6.94
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                               $     120,615    129,998    128,379    131,207    148,526
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)                   %        0.65       0.65       0.65       0.75       0.76
 Gross expenses prior to expense reimbursement(2)              %        0.77       0.76       0.76       0.75       0.76
 Net investment income after expense reimbursement(2)          %        2.36       3.30       3.81       3.75       3.81
 Portfolio turnover rate                                       %         248        155        180        140        104

--------------------------------------------------------------------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value.

(2) The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Income Portfolio       59

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VP PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING VP Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

ING VP PORTFOLIOS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the ING VP Portfolio's SEC file number. The file numbers are as follows:

ING Variable Portfolios, Inc.        811-7651
  ING VP International Equity
    Portfolio
  ING VP Growth Portfolio
  ING VP Small Company Portfolio
  ING VP Technology Portfolio
  ING VP Index Plus LargeCap
    Portfolio
  ING VP Index Plus MidCap
    Portfolio
  ING VP Index Plus SmallCap
    Portfolio
  ING VP Value Opportunity
    Portfolio
ING VP Balanced Portfolio, Inc.      811-5773
ING Variable Funds                   811-2514
  ING VP Growth and Income
    Portfolio
ING VP Bond Portfolio                811-2361
ING VP Money Market Portfolio        811-2565
ING Strategic Allocation
  Portfolios, Inc.                   811-8934
  ING VP Strategic Allocation
    Growth Portfolio
  ING VP Strategic Allocation
    Balanced Portfolio
  ING VP Strategic Allocation
    Income Portfolio

[ING FUNDS LOGO]                                            VPRPROS050103-050103

       PROSPECTUS

[COMPASS PHOTO]
       May 1, 2003

       Class S
                                                 ING VARIABLE PRODUCT FUNDS
                                                 INTERNATIONAL EQUITY PORTFOLIO
                                                 ING VP International Equity
                                                 Portfolio
                                                 DOMESTIC EQUITY GROWTH
                                                 PORTFOLIOS
                                                 ING VP Growth Portfolio
                                                 ING VP Small Company Portfolio
                                                 ING VP Technology Portfolio



                                                 DOMESTIC EQUITY INDEX
                                                 PORTFOLIOS
                                                 ING VP Index Plus LargeCap
                                                 Portfolio
                                                 ING VP Index Plus MidCap
                                                 Portfolio
                                                 ING VP Index Plus SmallCap
                                                 Portfolio
                                                 DOMESTIC EQUITY VALUE PORTFOLIO
                                                 ING VP Value Opportunity
                                                 Portfolio
                                                 DOMESTIC EQUITY AND INCOME
                                                 PORTFOLIOS
                                                 ING VP Balanced Portfolio, Inc.
                                                 ING VP Growth and Income
                                                 Portfolio
                                                 FIXED INCOME PORTFOLIOS
                                                 ING VP Bond Portfolio
                                                 ING VP Money Market Portfolio

                                                 STRATEGIC ALLOCATION PORTFOLIOS
                                                 ING VP Strategic Allocation
                                                 Growth Portfolio
                                                 ING VP Strategic Allocation
                                                 Balanced Portfolio
                                                 ING VP Strategic Allocation
                                                 Income Portfolio

       This Prospectus contains
       important information about
       investing in the ING VP
       Portfolios. You should read it
       carefully before you invest,
       and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency; and is affected by
       market fluctuations. There is
       no guarantee that the
       Portfolios will achieve their
       objectives. As with all
       variable portfolios, the U.S.
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                           [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes each Portfolio's objective, investment strategy and risks.

[MONEY GRAPHIC]
         HOW THE
         PORTFOLIO HAS
         PERFORMED



You'll also find:

HOW THE PORTFOLIO HAS PERFORMED. A chart that shows each Portfolio's financial performance for the past ten years (or since inception, if shorter).


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



Each Portfolio is intended to be the funding vehicle for variable annuity contracts, variable life insurance policies and pension plans to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of each Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIOS ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

WHAT YOU PAY TO INVEST.
Information about the Portfolios' management fees and expenses the Portfolios pay. You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully and keep them for future reference.

    INTRODUCTION TO THE ING VP PORTFOLIOS                    1
    PORTFOLIOS AT A GLANCE                                   2
    INTERNATIONAL EQUITY PORTFOLIO
    ING VP International Equity Portfolio                    4



    DOMESTIC EQUITY GROWTH PORTFOLIOS
    ING VP Growth Portfolio                                  6
    ING VP Small Company Portfolio                           8
    ING VP Technology Portfolio                             10



    DOMESTIC EQUITY INDEX PORTFOLIOS
    ING VP Index Plus LargeCap Portfolio                    12
    ING VP Index Plus MidCap Portfolio                      14
    ING VP Index Plus SmallCap Portfolio                    16



    DOMESTIC EQUITY VALUE PORTFOLIO
    ING VP Value Opportunity Portfolio                      18



    DOMESTIC EQUITY AND INCOME PORTFOLIO
    ING VP Balanced Portfolio, Inc.                         20
    ING VP Growth and Income Portfolio                      22



    FIXED INCOME PORTFOLIOS
    ING VP Bond Portfolio                                   24
    ING VP Money Market Portfolio                           26



    STRATEGIC ALLOCATION PORTFOLIOS
    ING VP Strategic Allocation Growth Portfolio            28
    ING VP Strategic Allocation Balanced Portfolio          28
    ING VP Strategic Allocation Income Portfolio            28

    WHAT YOU PAY TO INVEST                                  34
    MANAGEMENT OF THE PORTFOLIOS                            36
    INFORMATION FOR INVESTORS                               38
    DIVIDENDS, DISTRIBUTIONS AND TAXES                      39
    MORE INFORMATION ABOUT RISKS                            40
    FINANCIAL HIGHLIGHTS                                    44
    WHERE TO GO FOR MORE INFORMATION                Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           INTRODUCTION TO THE ING VP PORTFOLIOS
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. The ING VP Portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Portfolios. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.


                     [TELEPHONE GRAPHIC]

 If you have any questions about the ING VP Portfolios, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

INTERNATIONAL EQUITY PORTFOLIO

  ING VP International Equity Portfolio seeks long-term growth by investing primarily in foreign equities.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years and
  - are looking for exposure to international markets and
  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY GROWTH PORTFOLIOS

  ING's Domestic Equity Growth Portfolios seek on long-term growth by investing primarily in domestic equities.

  They may suit you if you:

  - are willing to accept higher risk in exchange for long-term growth.

DOMESTIC EQUITY INDEX PORTFOLIOS

  ING's Domestic Equity Index Portfolios seek to outperform the total return performance of the predetermined indices.

  They may suit you if you:

  - are investing for the long-term -- at least several years and
  - are willing to accept higher risk in exchange for potential long-term growth.

DOMESTIC EQUITY VALUE PORTFOLIO

  ING VP Value Opportunity Portfolio seeks capital appreciation.

  The Portfolio may suit you if you:

  - are investing for the long-term -- at least several years and
  - are willing to accept risk in exchange for long-term capital appreciation.

DOMESTIC EQUITY AND INCOME PORTFOLIOS

  ING's Domestic Equity and Income Portfolios seek income and growth of capital.

  They may suit you if you:

  - want regular income and capital appreciation and
  - are looking for growth potential, but don't feel comfortable with the level of risk associated with the Domestic Equity Growth, Domestic Equity Index or Domestic Equity Value Portfolios.

FIXED INCOME PORTFOLIOS

  ING offers both a bond and money market portfolio.

  The ING VP Bond Portfolio may suit you if you:

  - want greater income potential than a money market fund and
  - are willing to accept more risk than a money market fund.

  The ING VP Money Market Portfolio may suit you if:

  - seek high current return, consistent with the preservation of capital and liquidity.

STRATEGIC ALLOCATION PORTFOLIOS

  ING's Strategic Allocation Portfolios are asset allocation portfolios that have been designed for investors with different investment goals. They generally seek capital appreciation and/or total return.

  They may suit you if you:
  - are investing for the long-term -- at least five years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   Introduction to the ING VP Portfolios       1

PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the investment objective, main investments and main risks of each Portfolio. It is designed to help you understand the differences between the Portfolios, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, strategies and risks, which begin on page 4.

                  PORTFOLIO                                              INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------------------------
INTERNATIONAL     VP International Equity Portfolio                      Long-term capital growth
EQUITY            Adviser: ING Investments, LLC
PORTFOLIO         Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP Growth Portfolio                                    Growth of Capital
EQUITY GROWTH     Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Small Company Portfolio                             Growth of Capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Technology Portfolio                                Long-term capital appreciation
                  Adviser: ING Investments, LLC
                  Sub-Adviser: AIC Asset Management, LLC


DOMESTIC          VP Index Plus LargeCap Portfolio                       Outperform the total return
EQUITY INDEX      Adviser: ING Investments, LLC                          performance of the Standard &
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.        Poor's 500 Composite Index
                                                                         (S&P 500 Index)

                  VP Index Plus MidCap Portfolio                         Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's MidCap 400 Index (S&P
                                                                         400 Index)

                  VP Index Plus SmallCap Portfolio                       Outperform the total return
                  Adviser: ING Investments, LLC                          performance of the Standard &
                  Sub-Adviser: Aeltus Investment Management, Inc.        Poor's SmallCap 600 Index (S&P
                                                                         600 Index)


DOMESTIC          VP Value Opportunity Portfolio                         Growth of Capital
EQUITY VALUE      Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.


DOMESTIC          VP Balanced Portfolio, Inc.                            Maximize investment return
EQUITY AND        Adviser: ING Investments, LLC                          with reasonable safety of
INCOME            Sub-Adviser: Aeltus Investment Management, Inc.        principal
PORTFOLIOS

                  VP Growth and Income Portfolio                         Maximize total return
                  Adviser: ING Investments, LLC
                  Sub-Adviser: Aeltus Investment Management, Inc.


FIXED INCOME      VP Bond Portfolio                                      Maximize total return
PORTFOLIOS        Adviser: ING Investments, LLC                          consistent with reasonable
                  Sub-Adviser: Aeltus Investment Management, Inc.        risk

                  VP Money Market Portfolio                              High current return,
                  Adviser: ING Investments, LLC                          consistent with the
                  Sub-Adviser: Aeltus Investment Management, Inc.        preservation of capital and
                                                                         liquidity


STRATEGIC         VP Strategic Allocation Growth Portfolio               Capital appreciation
ALLOCATION        Adviser: ING Investments, LLC
PORTFOLIOS        Sub-Adviser: Aeltus Investment Management, Inc.

                  VP Strategic Allocation Balanced Portfolio             Total return (i.e., income and
                  Adviser: ING Investments, LLC                          capital growth, both realized
                  Sub-Adviser: Aeltus Investment Management, Inc.        and unrealized)

                  VP Strategic Allocation Income Portfolio               Total return consistent with
                  Adviser: ING Investments, LLC                          preservation of capital
                  Sub-Adviser: Aeltus Investment Management, Inc.

                                                          PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents                  Price volatility and other risks that accompany an
principally traded outside of the U.S.                    investment in foreign equities. Sensitive to currency
                                                          exchange rates, international political and economic
                                                          conditions and other risks that affect foreign securities.


Equity securities of large U.S. companies, believed       Price volatility and other risks that accompany an
to have growth potential.                                 investment in growth-oriented equity securities.


Equity securities of small-sized U.S. companies,          Price volatility and other risks that accompany an
believed to have growth potential.                        investment in equity securities of growth-oriented and
                                                          small-sized companies. Particularly sensitive to price
                                                          swings during periods of economic uncertainty.


Equity securities of companies in the information         Price volatility and other risks that accompany an
technology industry sector.                               investment in equity securities and maintaining a
                                                          non-diversified portfolio.


Equity securities included in the S&P 500 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 400 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities.


Equity securities included in the S&P 600 Index.          Price volatility and other risks that accompany an
                                                          investment in equity securities and small-sized companies.


Equity securities of larger U.S. companies believed       Price volatility and other risks that accompany an
to be undervalued.                                        investment in equity securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


Equity securities of large U.S. companies believed        Price volatility and other risks that accompany an
to have above-average growth potential.                   investment in equity securities.


Investment grade debt securities with a minimum           Credit, interest rate, repayment and other risks that
average portfolio quality being investment grade,         accompany an investment in fixed income securities. May be
and dollar weighted average maturity generally            sensitive to credit risk during economic downturns.
ranging between five and ten years.


High quality, U.S. dollar-denominated short-term          Credit, interest rate and other risks that accompany an
debt securities.                                          investment in U.S. dollar-denominated short-term debt
                                                          securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.


A mix of equity and debt securities.                      Price volatility and other risks that accompany an
                                                          investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INTERNATIONAL EQUITY PORTFOLIO         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. International will not target any given level of current income.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

At least 65% of the Portfolio's assets will normally be invested in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

In managing the Portfolio, the Sub-Adviser looks to:

- Diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value.

- Allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates.

- Invest primarily in established foreign securities markets, although it may invest in emerging markets as well.

- Use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. The Sub-Adviser analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics.

The Portfolio may employ currency hedging strategies to protect the Portfolio from adverse effects on the U.S. dollar.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks of foreign investing include:

- Stocks of many foreign companies tend to be less liquid and more volatile than their U.S. counterparts.

- Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable.

- Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

- Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries.

- Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 4      ING VP International Equity Portfolio

                                           ING VP INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1993      1994       1995       1996       1997       1998       1999       2000       2001       2002
  -------   -------    -------    -------    -------    -------    -------    -------    -------    -------
                                                          18.92%     51.33%    -20.33%    -23.88%    -26.84

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.
(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the years 1998 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1999:  31.30%
                           3rd quarter 2002: -22.28%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -9.34%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International -- Europe, Australia and Far East Index (MSCI EAFE Index).

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %  -26.84          -19.50                     N/A
Class R Return                                                  %  -26.68           -4.08                   -3.54
MSCI EAFE Index (reflects no deduction for fees or
expenses)(4)                                                    %  -15.66           -2.61                   -2.61(5)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.

(2) Class S commenced operations on November 1, 2001.

(3) Class R commenced operations on December 22, 1997.

(4) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(5) The Index return is for the period beginning January 1, 1998.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP International Equity Portfolio       5

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH PORTFOLIO                       Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock.

In managing the Portfolio, the Sub-Adviser:

- Emphasizes stocks of larger companies, although the Portfolio may invest in companies of any size.

- Uses internally developed quantitative computer models to evaluate the financial characteristics (for example, earnings growth consistency, earnings momentum, and price/free cash flow ratio) of approximately 1,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price.

- Focuses on companies that it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 6      ING VP Growth Portfolio

                                                         ING VP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1993      1994      1995      1996      1997      1998      1999      2000      2001      2002
  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
                                           33.01     37.68     34.97    -11.95    -27.06    -29.08

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the years 1997 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  24.37%
                           1st quarter 2001: -23.35%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     2.34%

                          AVERAGE ANNUAL TOTAL RETURNS
                  (FOR THE PERIODS ENDED DECEMBER 31, 2002)(1)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %  -29.08          -22.26                    N/A
Class R Return                                                  %  -28.94           -3.24                   2.27
Russell 1000 Growth Index (reflects no deduction for fees or
expenses)(4)                                                    %  -27.88           -3.84                   0.84(5)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.

(2) Class S commenced operations on November 1, 2001.

(3) Class R commenced operations on December 13, 1996.
(4) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth.

(5) The Index return is for the period beginning December 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 ING VP Growth Portfolio       7

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP SMALL COMPANY PORTFOLIO                Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as:

- The 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization).

- All companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index.

- Companies with market capitalizations lower than companies included in the first two categories.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In managing the Portfolio, the Sub-Adviser:

- Invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value.

- Uses internally developed quantitative computer models to evaluate financial characteristics (for example, changes in earnings, earnings estimates and price momentum) of over 2,000 companies. The Sub-Adviser analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price.

- Considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management.

- May invest, to a limited extent, in foreign stocks.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.

- When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

- Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.

 8      ING VP Small Company Portfolio

                                                  ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993      1994       1995      1996       1997       1998       1999       2000      2001       2002
  ----      ----      -------   -------    -------    -------    -------    -------   -------    -------

                                             34.49%      1.10%     30.85%      6.72%     4.00%    -23.45%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the years 1997 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                           1st quarter 2000:  28.09%
                           3rd quarter 1998: -19.38%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -4.32%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Russell 2000 Index.

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %  -23.45          -13.15                     N/A
Class R Return                                                  %  -23.23            2.42                    7.30
Russell 2000 Index (reflects no deduction for fees or
expenses)(4)                                                    %  -20.48           -1.36                    2.25(5)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.

(2) Class S commenced operations on November 1, 2001.

(3) Class R commenced operations on December 27, 1996.

(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(5) The Index return is for the period beginning January 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Small Company Portfolio       9

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP TECHNOLOGY PORTFOLIO                            AIC Asset Management, LLC
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks long-term capital appreciation.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in common stocks and securities convertible into common stock of companies in the information technology sector. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Companies in the information technology sector include companies that the Sub-Adviser considers to be principally engaged in the development, production, or distribution of products or services related to the processing, storage, transmission, or presentation of information or data. The following examples illustrate the wide range of products and services provided by this sector:

- Computer hardware and software of any kind, including, for example, semiconductors, minicomputers, and peripheral equipment.

- Telecommunications products and services.

- Multimedia products and services, including, for example, goods and services used in the broadcast and media industries.

- Data processing products and services.

- Financial services companies that collect or disseminate market, economic, and financial information.

- Internet companies and other companies engaged in, or providing products or services for, e-commerce.

The Sub-Adviser considers a company to be principally engaged in the information technology sector if at the time of investment at least 50% of the company's assets, gross income, or net profits are committed to, or derived from, those industries. The Sub-Adviser will also consider a company to be principally engaged in the information technology sector if it has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in this sector.

In selecting stocks for the Portfolio, the Sub-Adviser looks at a company's valuation relative to its potential long-term growth rate. The Sub-Adviser may look to see whether a company offers a new or improved product, service, or business operation; whether it has experienced a positive change in its financial or business condition; whether the market for its goods or services has expanded or experienced a positive change; and whether there is a potential catalyst for positive change in the company's business or stock price. The Portfolio may sell a security if the Sub-Adviser determines that the company has become overvalued due to price appreciation or has experienced a change in its business fundamentals, if the company's growth rate slows substantially, or if the Sub-Adviser believes that another investment offers a better opportunity.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Further, stocks of smaller companies also can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Because the Portfolio's investments are concentrated in the information technology sector, the Portfolio may be subject to more abrupt swings in value than a portfolio which invests in a broader range of industries.

Investments in information technology companies may be highly volatile. Changes in their prices may reflect changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of information technology investments generally.

The Portfolio may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Also, there may be less publicly available information about small companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of their issuers' earnings potential or assets.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.

 10      ING VP Technology Portfolio

                                                     ING VP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1993      1994      1995      1996      1997      1998      1999      2000      2001      2002
  ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
                                                                                  -22.96    -41.50

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on November 1, 2001, the figures shown for the year 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser. Formerly, Aeltus Investment Management, Inc. served as the investment adviser. Despite the change in investment adviser, AIC Asset Management, LLC has served as Sub-Adviser since the Portfolio commenced operations.

            Best and worst quarterly performance during this period:
                           4th quarter 2001:  36.45%
                           3rd quarter 2001: -34.13%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -3.02%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (For the periods ended December 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Goldman Sachs Technology Industry Composite Index.

                                                                          5 YEARS  10 YEARS
                                                                         (OR LIFE  (OR LIFE
                                                                  1 YEAR OF CLASS) OF CLASS)
Class S Return(2)                                              %  -41.50  -30.70      N/A
Class R Return(3)                                              %  -41.28  -39.10      N/A
Goldman Sachs Technology Industry Composite Index (reflects
no deduction for fees or expenses)(4)                          %  -40.27  -40.34(5)    N/A

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.

(2) Class S commenced operations November 1, 2001.

(3) Class R commenced operations on May 1, 2000.

(4) The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

(5) The Index return is for the period beginning May 1, 2000.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING VP Technology Portfolio       11

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS LARGECAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in stocks included in the S&P 500 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, the Sub-Adviser generally includes in the Portfolio between 400 and 450 of the stocks included in the S&P 500 Index. Although the Portfolio will not hold all the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 500 Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.

 12      ING VP Index Plus LargeCap Portfolio

                                            ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993     1994     1995     1996     1997     1998     1999     2000      2001      2002
  -----    -----    -----    -----    -----    -----    -----    -----    ------    -------
                                      33.89%   31.60%   24.30%   -9.41%   -13.62%    -21.74

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1997 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  22.83%
                           3rd quarter 2002: -17.26%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -3.32%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.

                                                                                      5 YEARS                10 YEARS
                                                                      1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                 %      -21.74           -18.16                    N/A
Class R Return                                                 %      -21.53             0.09                   6.37
S&P 500 Index (reflects no deduction for fees or
expenses)(4)                                                   %      -22.10            -0.59                   6.41(5)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.

(2) Class S commenced operations July 16, 2001.

(3) Class R commenced operations on September 16, 1996.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The Index return is for the period beginning September 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus LargeCap Portfolio       13

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS MIDCAP PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in stocks included in the S&P 400 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 400 Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 400 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 400 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 400 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 400 Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. In addition, stocks of medium sized companies tend to be more volatile and less liquid than stocks of larger companies.

The success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.

 14      ING VP Index Plus MidCap Portfolio

                                              ING VP INDEX PLUS MIDCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993    1994    1995    1996    1997    1998    1999    2000    2001      2002
  -----   -----   -----   -----   -----   -----   -----   -----   -----    ------
                                          24.30   15.81%  19.91%  -1.32%   -12.26

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1998 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as Sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  29.17%
                           3rd quarter 2002: -15.18%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -4.06%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P MidCap 400 Index.

                                                                                     5 YEARS                10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %   -12.26            -7.96                     N/A
Class R Return                                                  %   -12.09             8.60                    9.27
S&P MidCap 400 Index (reflects no deduction for fees or
expenses)(4)                                                    %   -14.51             6.41                    7.10(5)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.

(2) Class S commenced operations on July 16, 2001.

(3) Class R commenced operations on December 16, 1997.

(4) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(5) The Index return is for the period beginning December 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Index Plus MidCap Portfolio       15

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP INDEX PLUS SMALLCAP PORTFOLIO          Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests at least 80% of its assets in stocks included in the S&P 600 Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The S&P 600 Index is a stock policy market index comprised of common stocks of 600 small-capitalization companies traded in the U.S. and selected by Standard & Poor's Corporation.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 600 Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the S&P 600 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 600 Index in both rising and falling markets, as the Portfolio is designed to have risk characteristics (e.g., price-to-earnings ratio, dividend yield, volatility) which approximate those of the S&P 600 Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Other risks include:

- Stocks of smaller companies carry higher risks than stocks of larger companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.

- In many instances, the frequency and volume of trading in small cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations.

- When selling of a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

- Stocks of smaller companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Finally, the success of the Portfolio's strategy depends significantly on the Sub-Advisers' skill in determining which securities to overweight, underweight or avoid altogether.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 16      ING VP Index Plus SmallCap Portfolio

                                            ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993     1994     1995     1996     1997     1998     1999     2000     2001      2002
  -----   ------   ------   ------   ------   ------   ------   ------   ------    ------
                                               -1.35    10.79     9.82     2.41    -13.39



(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1998 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  17.61%
                           3rd quarter 1998: -19.74%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -5.54%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P SmallCap 600 Index.

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %  -13.39            -7.90                    N/A
Class R Return                                                  %  -13.21             1.30                   2.14
S&P SmallCap 600 Index (reflects no deduction for fees or
expenses)(4)                                                    %  -14.63             2.44                   2.80(5)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.

(2) Class S commenced operations on July 16, 2001.

(3) Class R commenced operations on December 19, 1997.

(4) The S&P SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of approximately $820 million.

(5) The Index return is for the period beginning December 1, 1997.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus SmallCap Portfolio       17

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP VALUE OPPORTUNITY PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks and securities convertible into common stock. In managing the Portfolio, the Sub-Adviser tends to invest in larger companies it believes are trading below their perceived value, although it may invest in companies of any size. The Sub-Adviser believes that the Portfolio's investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems or for other reasons. In searching for investments, the Sub-Adviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The Sub-Adviser may look to sell a security when company business fundamentals deteriorate or when price objectives are reached.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 18      ING VP Value Opportunity Portfolio

                                              ING VP VALUE OPPORTUNITY PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

   1993    1994     1995     1996     1997     1998     1999     2000     2001     2002
  ------  -------  -------  -------  -------  -------  -------  -------  -------  -------
                                      39.36    22.39    19.58    10.19    -9.62   -26.12

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) The figures shown for 2002 provide performance for Class S shares of the Portfolio. Because Class S shares commenced operations on July 16, 2001, the figures shown for the years 1997 through 2001 provide performance for Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  30.76%
                           3rd quarter 2002: -19.76%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -3.79%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.

                                                                                   5 YEARS                10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)(2)   (OR LIFE OF CLASS)(3)
Class S Return                                                  %  -26.12          -23.67                    N/A
Class R Return                                                  %  -25.96            1.54                   7.36
S&P 500 Index (reflects no deduction for fees or
  expenses)(4)                                                  %  -22.10           -0.56                   4.03(5)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares of the Portfolio first commenced operations in 2001. See footnote (2) to the bar chart above.

(2) Class S commenced operations on July 16, 2001.

(3) Class R commenced operations on December 13, 1996.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The Index return is for the period beginning December 1, 1996.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Value Opportunity Portfolio       19

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BALANCED PORTFOLIO                     Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Portfolio's management of which of those sectors or mix thereof offers the best investment prospects.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio allocates its assets between the following asset classes:

- Equities, such as common and preferred stocks;

- Debt, such as bonds, mortgage-related and other asset-backed securities;

- U.S. Government securities; and

- Money market instruments.

The Sub-Adviser typically maintains approximately 60% of the Portfolio's total assets in equities and approximately 40% of its total assets in debt (including money market instruments), although those percentages may vary from time to time depending on the Sub-Advisers' view of the relative attractiveness of each asset class. In making asset allocation decisions, the Sub-Adviser uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market. Within each asset class, the Sub-Adviser uses quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. The Sub-Adviser generally does not attempt to respond to short-term swings in the market by quickly changing the characteristics of the Portfolio.

In managing the equity component of the Portfolio, the Sub-Adviser typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers.

In managing the debt component of the Portfolio, the Sub-Adviser looks to select investments with the opportunity to enhance the Portfolio's yield and total return, focusing on performance over the long term. The Portfolio may invest up to 15% of its total assets in high-yield instruments. The Portfolio may also invest in foreign debt securities.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock and bond investing. The success of the Portfolio's strategy depends on the Sub-Adviser's skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Further, stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies. Stocks of smaller companies also can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

The Portfolio's fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the price of Portfolio shares may fall. High-yield instruments are even more sensitive to economic and market conditions than other fixed income instruments.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

 20      ING VP Balanced Portfolio

                                                       ING VP BALANCED PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993     1994     1995     1996     1997     1998     1999     2000     2001      2002
  -----    -----    -----    -----    -----    -----    -----    -----    -----    ------
  9.90%    -0.35%   27.23%   15.17%   22.49%   16.93%   13.60%   -0.56%   -4.21%   -10.31

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                            4th quarter 1998: 13.05%
                            3rd quarter 2002: -9.64%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -1.03%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the S&P 500 Index and the Lehman Brothers Aggregate Bond Index (LBAB Index).

                                                                   1 YEAR   5 YEARS   10 YEARS
Class R Return                                                  %  -10.31     2.56      8.35
S&P 500 Index (reflects no deduction for fees or
  expenses)(2)                                                  %  -22.10    -0.56      9.37
LBAB Index (reflects no deduction for fees or expenses)(3)      %  10.25      7.55      7.51
Composite Index (reflects no deduction for fees or
  expenses)(4)                                                  %  -16.37     0.99      8.89

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(3) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(4) The Composite Index consists of 60% S&P 500 Index and 40% LBAB.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                              ING VP Balanced Portfolio       21

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP GROWTH AND INCOME PORTFOLIO            Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that Aeltus believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

In managing the Portfolio, the Sub-Adviser:

- Emphasizes stocks of larger companies.

- Looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions.

- Combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Although the Sub-Adviser emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have and adverse impact on performance.

 22      ING VP Growth and Income Portfolio

                                              ING VP GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993        1994       1995       1996       1997       1998       1999       2000       2001       2002
  ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
  6.74%        -0.96%     32.25%     24.46%     29.89%     14.49%     17.42%    -10.97%    -18.40%    -24.99

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                           4th quarter 1998:  20.08%
                           3rd quarter 2002: -16.32%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     -3.93%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the S&P 500 Index.

                                                                                   5 YEARS              10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
Class R Return                                                  %   -24.99          -6.03                 5.17
S&P 500 Index (reflects no deduction for fees or
expenses)(2)                                                    %   -22.10          -0.56                 9.37

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     ING VP Growth and Income Portfolio       23

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP BOND PORTFOLIO                         Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to maximize total return consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Portfolio invests at least 80% of its assets in:

- High-grade corporate bonds,

- Mortgage-related and other asset-backed securities, and

- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

High-grade securities are rated at least A by S&P or Moody's, or if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio may also invest up to 15% of its total assets in high-yield instruments, and up to 25% of its total assets in foreign debt securities. The Portfolio may invest in zero coupon securities.

In managing the Portfolio, the Sub-Adviser:

- Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance overall total return and yield, while managing volatility.

- Looks to identify issuers whose perceived value is not reflected in their security prices.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others.

The principal risks of investing in the Portfolio are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 24      ING VP Bond Portfolio

                                                           ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

  1993     1994     1995      1996     1997     1988     1999     2000     2001     2002
  ----    ------    -----    ------    -----    -----    -----    -----    -----    -----
  9.69%    -3.83%   18.24%     3.60%    8.30%    8.14%   -0.74%    9.64%    8.75%    8.33%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares first commenced operations on May 3, 2002 and did not have a full year of performance prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                            2nd quarter 1995:  6.56%
                           1st  quarter 1994: -3.32%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     2.00%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index).

                                                                   1 YEAR   5 YEARS   10 YEARS
Class R Return                                                  %   8.33     6.75       6.85
LBAB Index (reflects no deduction for fees or expenses)(2)      %  10.25     7.55       7.51

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares first commenced operations on May 3, 2003. See footnote (2) to the bar chart above.

(2) The LBAB Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  ING VP Bond Portfolio       25

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING VP MONEY MARKET PORTFOLIO                 Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

The Portfolio invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, repurchase agreements commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Sub-Adviser to be of comparable quality. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

It is possible to lose money by investing in the Portfolio. There is no guaranty the Portfolio will achieve its investment objective. Investments in the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike many money market funds, the Portfolio is not managed to maintain a constant net asset value. Instead, the net asset value will change with the value of the investments in the Portfolio.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of the Portfolio's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

 26      ING VP Money Market Portfolio

                                                   ING VP MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

            [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                   The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

                       1993        1994       1995       1996       1997       1998       1999       2000       2001       2002
                       ----       -------    -------    -------    -------    -------    -------    -------    -------    -------
                          3.19%      4.09%      6.05%      5.37%      5.47%      5.46%      5.08%      6.38%      3.94%      1.66

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations prior to the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

            Best and worst quarterly performance during this period:
                            3rd quarter 2000: 1.66%
                            4th quarter 2002: 0.39%
          Portfolio's year-to-date total return as of March 31, 2003:
                                     0.24%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Money Fund Report Averages(TM)/All Taxable Index.

                                                                             5 YEARS    10 YEARS
                                                                            (OR LIFE    (OR LIFE
                                                                   1 YEAR   OF CLASS)   OF CLASS)
Class R Return                                                  %   1.66      4.49        4.66
Money Fund Report Averages(TM)/All Taxable Index (reflects
no deduction for fees or expenses)(2)                           %   1.27      4.00        4.15

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) The Money Fund Report Averages(TM)/All Taxable Index is an average of the returns of more than 250 money market mutual funds surveyed each month by iMoneyNet, Inc.

      To obtain current yield information, please contact 1-800-992-0180.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                          ING VP Money Market Portfolio       27

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
STRATEGIC ALLOCATION PORTFOLIOS               Aeltus Investment Management, Inc.
--------------------------------------------------------------------------------

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO

ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO

OBJECTIVES

Strategic Allocation Growth (formerly ING Ascent) seeks to provide capital appreciation.

Strategic Allocation Balanced (formerly ING Crossroads) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Strategic Allocation Income (formerly ING Legacy) seeks to provide total return consistent with preservation of capital.

INVESTMENT STRATEGIES

Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income are asset allocation portfolios that have been designed for investors with different investment goals:

- Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

- Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

- Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

Under normal market conditions, the Sub-Adviser allocates the assets of each Strategic Allocation Portfolio, in varying degrees, among several classes of equities, fixed-income securities (including up to 15% of the total value of each Portfolio's assets in high yield instruments) and money market instruments. To remain consistent with each Strategic Allocation Portfolio's investment objective and intended level of risk tolerance, the Sub-Adviser has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. The benchmark percentage for each asset class assumes neutral market and economic conditions. The Portfolio level range allows the Sub-Adviser to vary the weightings of each asset class in each Portfolio to take advantage of opportunities as market and economic conditions change.

Each Strategic Allocation Portfolio benchmarks and ranges are described on the following page. The asset allocation limits apply at the time of purchase of a particular security.

Each Strategic Allocation Portfolio's asset allocation may vary from the benchmark allocation (within the permissible range) based on the Sub-Adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. The Sub-Adviser may vary each Strategic Allocation Portfolio's asset allocation within a given asset class to the full extent of the permissible range. Among the criteria the Sub-Adviser evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, the Sub-Adviser considers such factors as:

- Expected dividend yields and growth rates.
- Bond yields.
- Current relative value compared to historic averages.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

RISKS

You could lose money on an investment in a Portfolio. Each Portfolio may be affected by the following risks, among others.

The success of each Strategic Allocation Portfolio's strategy depends significantly on the Sub-Adviser's skill in choosing investments and in allocating assets among the different investment classes.

In addition, each asset type has risks that are somewhat unique, as described below. The performance of each Strategic Allocation Portfolio will be affected by these risks to a greater or lesser extent depending on the size of the allocation. The principal risks of investing in each Strategic Allocation Portfolio are those generally attributable to stock and bond investing.

For stock investments, those risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to changes in interest rates, borrowing costs and earnings.

The risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building.

For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. The value of high-yield instruments is even more sensitive to economic and market conditions than other bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

 28      Strategic Allocation Portfolios

                                                 STRATEGIC ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------

A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.


     ASSET CLASS
                                              STRATEGIC         STRATEGIC         STRATEGIC         ASSET CLASS
                                              ALLOCATION        ALLOCATION        ALLOCATION        COMPARATIVE INDEX(3)
                                              GROWTH            BALANCED(1)       INCOME(2)
     EQUITIES
     DOMESTIC STOCKS
     Range                                    0-100%            0-80%             0-70%             Russell 3000
     Benchmark                                70%               55%               35%
     INTERNATIONAL STOCKS
     Range                                    0-20%             0-10%             0-10%             Morgan Stanley Capital
     Benchmark                                10%               5%                0%                International Europe,
                                                                                                    Australia and Far East Index
     FIXED INCOME
     U.S. DOLLAR BONDS
     Range                                    0-40%             0-70%             0-100%            Lehman Brothers
     Benchmark                                20%               35%               55%               Aggregate Bond Index
     MONEY MARKET INSTRUMENTS
     Range                                    0-30%             0-30%             0-30%             91-Day U.S. Treasury Bill Rate
     Benchmark                                0%                5%                10%

---------------------
(1)Strategic Allocation Balanced will invest no more than 60% of its assets in any combination of the following asset classes: small-/ mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2)Strategic Allocation Income will invest no more than 35% of its assets in any combination of the following asset classes: small-/ mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(3)See page 30 for a description of each Asset Class Comparative Index.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                        Strategic Allocation Portfolios       29

STRATEGIC ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------

ASSET CLASS             Asset Class Comparative Indices

Domestic Stocks         The Russell 3000 Index measures the performance of the
                        3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

International Stocks    The Morgan Stanley Capital International-Europe,
                        Australia, Far East Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchange of countries in Europe, Australia and the Far East.

U.S. Dollar Bonds       The Lehman Brothers Aggregate Bond Index is a widely
                        recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.

Cash Equivalents        Three-month Treasury bills are government-backed
                        short-term investments considered to be risk-free, and equivalent to cash because their maturity is only three months.

 30      Strategic Allocation Portfolios

                                    ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1993    1994      1995      1996      1997      1998      1999      2000      2001      2002
----   ------    ------    ------    ------    ------    ------    ------    ------    ------

                            23.58%    19.90%     4.30%    14.35%    -0.67%   -11.54%   -13.76

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations as of the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

(4) Effective October 1, 2002 the Portfolio changed its name from ING VP Ascent Portfolio to ING VP Strategic Allocation Growth Portfolio.

            Best and worst quarterly performance during this period:
                            2nd quarter 1997: 10.91%
                           3rd quarter 2002: -14.41%

          Portfolio's year-to-date total return as of March 31, 2003:
                                     -2.78%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Growth Composite.

                                                                                   5 YEARS               10 YEARS
                                                                    1 YEAR    (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %   -13.76          -2.00                  5.37
Russell 3000 Index (reflects no deduction for fees or
expenses)(3)                                                    %   -21.54          -0.71                  7.96(4)
Strategic Allocation Growth Composite (reflects no deduction
for fees or expenses)(5)                                        %   -14.98           1.06                  7.44(4)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) Class R commenced operations on July 5, 1995.

(3) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(4) The Index return is for the period beginning July 1, 1995.

(5) The Strategic Allocation Growth composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 20% in large capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 35% in large cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Growth Portfolio       31

ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1993   1994    1995    1996     1997     1998    1999     2000     2001     2002
----   ----    ----    -----    -----    ----    -----    -----    -----    -----

                       18.81%   17.57%   5.91%   10.22%    0.41%   -6.99%   -9.54%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations as of the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

(4) Effective October 1, 2002, the Portfolio changed its name from ING VP Crossroads Portfolio to ING VP Strategic Allocation Balanced Portfolio.

            Best and worst quarterly performance during this period:
                            2nd quarter 1997:  8.90%
                           3rd quarter 2002: -11.17%

          Portfolio's year-to-date total return as of March 31, 2003:
                                     -1.66%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Russell 3000 Index and the Strategic Allocation Balanced Composite.

                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %   -9.54         -0.28                   5.62
Russell 3000 Index (reflects no deduction for fees or
expenses)(3)                                                    %  -21.54         -0.71                   7.96(4)
Strategic Allocation Balanced Composite (reflects no
deduction for fees or expenses)(5)                              %   -9.51          2.78                   7.73(4)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) Class R commenced operations on July 5, 1995.

(3) The Russell 3000 Index is an unmanaged index that measures the performance of 3000 U.S. companies based on total market capitalization.

(4) The Index return is for the period beginning July 1, 1995.

(5) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 15% in large capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, 10% in international bonds, and 5% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 25% in large cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, 5% in international bonds and 5% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

 32      ING VP Strategic Allocation Balanced Portfolio

                                    ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
--------------------------------------------------------------------------------

           [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS PERFORMED
                 The bar chart and table below show the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                   YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)(4)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year to year.

                           [TOTAL RETURNS BAR GRAPH]

1993     1994      1995      1996      1997      1998      1999      2000      2001      2002
----    ------    ------    ------    ------    ------    ------    ------    ------    ------

                             14.19%    14.50%     6.94%     7.10%     4.81%    -2.37%    -4.34%

(1) These figures are as of December 31 of each year. They do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy and would be lower if they did.

(2) Because Class S shares had not commenced operations as of the date of this Prospectus, the returns in the bar chart are based upon the performance of Class R shares of the Portfolio. Class R shares are not offered in this Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class R shares have different expenses.

(3) Effective March 1, 2002, ING Investments, LLC serves as investment adviser and Aeltus Investment Management, Inc., the former investment adviser, serves as sub-adviser.

(4) Effective October 1, 2002, the Portfolio changed its name from ING VP Legacy Portfolio to ING VP Strategic Allocation Income Portfolio.

            Best and worst quarterly performance during this period:
                            2nd quarter 1997:  7.20%
                            3rd quarter 2002: -6.39%

          Portfolio's year-to-date total return as of March 31, 2003:
                                     -0.36%

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance -- the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Strategic Allocation Income Composite.

                                                                                  5 YEARS               10 YEARS
                                                                    1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(2)
Class R Return                                                  %   -4.34           2.31                  6.36
Saly BIG Index (reflects no deduction for fees or
expenses)(3)                                                    %   10.09           7.53                  7.63(4)
Strategic Allocation Income Composite (reflects no deduction
for fees or expenses)(5)                                        %   -2.28           4.75                  7.85(4)

(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2) Class R commenced operations on July 5, 1995.

(3) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.

(4) The Index return is for the period beginning July 1, 1995.

(5) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 15% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                           ING VP Strategic Allocation Income Portfolio       33

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]
       The table that follows shows the estimated operating expenses paid each year by each Portfolio. Actual expenses paid by the Portfolios may vary from year to year.

       You participate in a Portfolio through a variable annuity contract or variable life insurance policy (variable contract) or through a qualified pension plan. If you participate through a variable contract, it is a contract between you and the issuing life insurance company. The Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under the variable contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable contract. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement. If you participate through a qualified pension plan, the table does not reflect direct expenses of the plan, and you should consult your plan administrator for more information.

OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)
(AS A % OF AVERAGE NET ASSETS)

                                                                                      TOTAL                               TOTAL
                                                      DISTRIBUTION                  PORTFOLIO         WAIVERS,             NET
                                       MANAGEMENT       (12B-1)         OTHER       OPERATING      REIMBURSEMENTS       PORTFOLIO
PORTFOLIO                                 FEE             FEES         EXPENSES     EXPENSES      AND RECOUPMENT(3)     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
 VP International Equity         %        0.85            0.25           0.61         1.71              -0.31             1.40
 VP Growth                       %        0.60            0.25           0.12         0.97                 --             0.97
 VP Small Company                %        0.75            0.25           0.12         1.12                 --             1.12
 VP Technology                   %        0.95            0.25           0.17         1.37                 --             1.37
 VP Index Plus LargeCap          %        0.35            0.25           0.11         0.71                 --             0.71
 VP Index Plus MidCap            %        0.40            0.25           0.13         0.78                 --             0.78
 VP Index Plus SmallCap          %        0.40            0.25           0.23         0.88              -0.03             0.85
 VP Value Opportunity            %        0.60            0.25           0.12         0.97                 --             0.97
 VP Balanced(2)                  %        0.50            0.25           0.10(2)      0.85                 --             0.85
 VP Growth and Income(2)         %        0.50            0.25           0.09(2)      0.84                 --             0.84
 VP Bond                         %        0.40            0.25           0.09         0.74                 --             0.74
 VP Money Market(2)              %        0.25            0.25           0.09(2)      0.59                 --             0.59
 VP Strategic Allocation
  Growth(2)                      %        0.60            0.25           0.17(2)      1.02              -0.02             1.00
 VP Strategic Allocation
  Balanced(2)                    %        0.60            0.25           0.17(2)      1.02              -0.07             0.95
 VP Strategic Allocation
  Income(2)                      %        0.60            0.25           0.17(2)      1.02              -0.12             0.90

--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses, annualized, for the Portfolios' most recently completed fiscal year and fee waivers to which the investment adviser has agreed for each Portfolio.

(2) Because Class S shares are new for VP Balanced, VP Growth and Income, VP Money Market, VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income, Other Expenses is the amount of Other Expenses incurred by Class R shareholders for the year ended December 31, 2002.

(3) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Growth and Income, Bond, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the Adviser is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limit for each Portfolio is shown as Total Net Portfolio Expenses. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual.

 34      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

       EXAMPLES

[PENNY GRAPHIC]

       The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

PORTFOLIO                                                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
 VP International Equity                                     $                     143         509         899        1,994
 VP Growth                                                   $                      99         309         536        1,190
 VP Small Company                                            $                     114         356         617        1,363
 VP Technology                                               $                     139         434         750        1,646
 VP Index Plus LargeCap                                      $                      73         227         395          883
 VP Index Plus MidCap                                        $                      80         249         433          966
 VP Index Plus SmallCap                                      $                      87         278         485        1,082
 VP Value Opportunity                                        $                      99         309         536        1,190
 VP Balanced                                                 $                      87         271         471        1,049
 VP Growth and Income                                        $                      86         268         466        1,037
 VP Bond                                                     $                      76         237         411          918
 VP Money Market                                             $                      60         189         329          738
 VP Strategic Allocation Growth                              $                     102         323         561        1,246
 VP Strategic Allocation Balanced                            $                      97         318         556        1,241
 VP Strategic Allocation Income                              $                      92         313         552        1,237
-----------------------------------------------------------------------------------------------------------------------------

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 What You Pay to Invest       35

MANAGEMENT OF THE PORTFOLIOS                            ADVISER AND SUB-ADVISERS
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING), FORMERLY ING PILGRIM INVESTMENTS, LLC, an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING has overall responsibility for the management of the Portfolios. ING provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING is registered as an investment adviser with the SEC. ING is an indirect, wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of March 31, 2003, ING managed almost $32.5 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of each of the Portfolios.

The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                      MANAGEMENT
PORTFOLIO                                                FEE
---------                                             ----------
VP International Equity                                  0.85%
VP Growth                                                0.60
VP Small Company                                         0.75
VP Technology                                            0.95
VP Index Plus LargeCap                                   0.35
VP Index Plus MidCap                                     0.40
VP Index Plus SmallCap                                   0.40
VP Value Opportunity                                     0.60
VP Balanced                                              0.50
VP Growth and Income                                     0.50
VP Bond                                                  0.40
VP Money Market                                          0.25
VP Strategic Allocation Growth                           0.60
VP Strategic Allocation Balanced                         0.60
VP Strategic Allocation Income                           0.60

SUB-ADVISERS

ING has engaged a Sub-Adviser to provide the day-to-day management of each Portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of consistent, well-defined and long-term investment approach over a period of several market cycles. ING is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING or the Board. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Portfolio.

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc., (Aeltus), a Connecticut corporation, serves as sub-adviser to each Portfolio (other than Technology). Aeltus is responsible for managing the assets of the Portfolios in accordance with the Portfolios' investment objectives and policies, subject to oversight by ING and the Board. Founded in 1972, Aeltus is registered as an investment adviser. Aeltus is an indirect, wholly-owned subsidiary of ING Groep N.V., and is an affiliate of ING. Aeltus has acted as Adviser or Sub-Adviser to variable portfolios since 1994 and has managed institutional accounts since 1972. As of March 31, 2003, Aeltus managed $38.1 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3607.

Prior to March 31, 2002, Aeltus served as investment adviser to all of the Portfolios. There was no change in management fees paid by the Portfolios in connection with the change in investment adviser.

VP SMALL COMPANY PORTFOLIO

Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.

VP VALUE OPPORTUNITY PORTFOLIO

Value Opportunity is managed by a team of Aeltus equity investment specialists led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Value Opportunity since October 2002. Mr. Townswick also manages the VP Growth and Income Portfolio and co-manages small- and mid-cap portfolios and has served as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

VP INTERNATIONAL EQUITY PORTFOLIO

VP International Equity Portfolio is managed by a team of Aeltus investment specialists.

VP GROWTH PORTFOLIO

Growth is managed by a team of Aeltus equity investment specialists led by Kenneth Bragdon, Portfolio Manager, Aeltus. Mr. Bragdon has been managing Growth since July 1997 and previously co-managed the Portfolio. Mr. Bragdon has 30 years of experience in the investment business, including more than 20 years with Aeltus.


 36      Management of the Portfolios

SUB-ADVISER                                         MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

VP INDEX PLUS LARGECAP, VP INDEX PLUS MIDCAP, VP INDEX PLUS SMALLCAP PORTFOLIOS

Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap are managed by Hugh T.M. Whelan and Douglas Cote.

Mr. Whelan, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap since May 2001 and as co-manager of Index Plus MidCap and Index Plus SmallCap since April 2000. Mr. Whelan has also been serving as a quantitative equity analyst since 1999. Mr. Whelan has been with Aeltus since 1989 and previously, served as a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has served as co-manager of Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap since May 2001. Mr. Cote has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing quantitative applications for Aeltus' equity department.

VP BALANCED PORTFOLIO

Balanced is managed by Neil Kochen and James Kauffmann.

Mr. Kochen, Executive Vice President, Chief Investment Officer, Aeltus, has served as lead manager of Balanced since January 2000 and heads a team of equity investment specialists. Mr. Kochen has been with Aeltus since 1995 and previously served as head of fixed income quantitative research and head of investment strategy and policy.

James B. Kauffmann co-manages the VP Balanced Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 14 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

VP GROWTH AND INCOME PORTFOLIO

Growth and Income is managed by a team of investment professionals, each of whom specializes in a particular asset class, led by Donald E. Townswick, Portfolio Manager, Aeltus. Mr. Townswick has been managing Growth and Income since May 2001. Mr. Townswick also co-manages small- and mid-cap portfolios and serves as a small- and mid-cap securities specialist for other Aeltus advised funds since 1994.

VP BOND PORTFOLIO

James B. Kauffmann has primary responsibilities for managing the VP Bond Portfolio. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 14 years of investment experience. Prior to joining ING Groep N.V. he spent 4 years at Alfa Investments Inc., where he was the senior fixed income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

VP MONEY MARKET PORTFOLIO

VP Money Market Portfolio is managed by a team of Aeltus fixed-income specialists led by Jennifer J. Thompson. Ms. Thompson has primary responsibility for managing the VP Money Market Portfolio. Ms. Thompson joined ING Groep N.V. in 1998 and has over 10 years of investment experience. Prior to joining ING Groep N.V. she spent 1 year working for Trusco Capital Management as a Fixed Income Portfolio Manager. Prior to joining Trusco, Ms. Thompson spent 5 years at Fidelity Management & Research Company, where she worked as a Senior Investment Analyst in the Money Market Group.

STRATEGIC ALLOCATION PORTFOLIOS

VP STRATEGIC ALLOCATION GROWTH, VP STRATEGIC ALLOCATION BALANCED, AND VP STRATEGIC ALLOCATION INCOME

ING VP Strategic Allocation Portfolios are managed by Mary Ann Fernandez. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds, she is also involved in the management and marketing of certain equity strategies managed by Aeltus. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

VP TECHNOLOGY PORTFOLIO

AIC ASSET MANAGEMENT, LLC

AIC Asset Management, LLC (AIC), 100 Pine St., Suite 420, San Francisco, California 94117, a Delaware limited liability company, serves as sub-adviser to Technology. Subject to the supervision of the Board and ING, AIC manages Technology's assets in accordance with Technology's investment objective, policies, and limitations. AIC makes investment decisions for Technology as to those assets and places orders to purchase and sell securities and other investments for Technology. As of March 31, 2003, AIC managed over $69 million in assets.

Ronald E. Elijah, managing member of AIC, has been co-managing Technology since its inception. Prior to founding AIC (formerly Elijah Asset Management, LLC) in March, 1999, Mr. Elijah was a portfolio manager with Robertson Stephens Investment Management. Roderick R. Berry, a member of AIC, has served as co-portfolio manager of Technology since its inception. Prior to joining AIC in March, 1999, Mr. Berry was a member of the Robertson Stephens Investment Management research team.



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                                           Management of the Portfolios       37

INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT

The Portfolios are available only to serve as investment options under variable annuity contracts and variable life insurance policies issued by insurance companies that are part of the ING Groep N.V. of companies, and are available directly to pension plans. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Groep N.V.

ING Funds Distributor, LLC, the distributor for the Portfolios, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, performance of these Portfolios can be expected to vary from those of the other funds.

You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

If you hold or participate in a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolios, the insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus, prospectus summary or disclosure statement for additional information about how this works.

The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and offers its shares directly to pension plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and pension plans, for which the Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Boards of Directors/ Trustees (Board) intend to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and pension plans, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios or a pension plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices.

The Portfolios may discontinue offering shares at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met.

SERVICE FEES -- CLASS S SHARES

The Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Plan). Under the Plan, ING Funds Distributor, LLC (Distributor), the Portfolios' principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the Class S shares of each Portfolio. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW SHARES ARE PRICED

The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of each Portfolio. NAV per share for each Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolios do not price their shares. Therefore, the value of a Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities may be valued at their fair value as determined in good faith under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

When a participating insurance company is buying shares, it will pay the NAV that is next calculated after the insurance company has received an order in proper form. When a participating insurance company is selling shares, it will normally receive, for its customer, the NAV that is next calculated after its order is received by the insurance company for its customer in proper form.

PRIVACY POLICY

The Portfolios have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.


 38      Information for Investors

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
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PORTFOLIO EARNINGS AND YOUR TAXES

Each Portfolio, except Growth and Income and Bond, declare and pay dividends and capital gains distributions, if any, on an annual basis usually in June. Growth and Income and Bond declare and pay dividends and capital gains distributions, if any, on a semi-annual basis. To comply with federal tax regulations, the Portfolios, except Growth and Income and Bond, may also pay an additional capital gains distribution, unusually in June.

As a contract owner, policyholder or investor invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

HOW THE PORTFOLIOS PAY DISTRIBUTIONS

Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

If you hold or participate in a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Portfolios, you should consult the variable contract prospectus or offering memorandum, along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.



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                                     Dividends, Distributions and Taxes       39

MORE INFORMATION ABOUT RISKS
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All variable portfolios involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolios may invest and certain of the investment practices that the Portfolios may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolios, see the Statement of Additional Information (SAI).

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Adviser or Sub-Adviser of a Portfolio may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.

PRINCIPAL RISKS

FUTURES CONTRACTS AND OPTIONS (ALL PORTFOLIOS EXCEPT MONEY MARKET). The Portfolios may use future contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Portfolios also may use these instruments for speculation (investing for potential income or capital gain).

- Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

- Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Portfolio as a whole, it adds to the Portfolio's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

SWAPS (BOND, BALANCED, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). The Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices.

Swap agreements can take many different forms and are known by a variety of names. Those Portfolios eligible to enter into swaps are not limited to any particular form or variety of swap agreement if the Adviser determines it is consistent with that Portfolio's investment objective and policies.

The most significant factor in the performance of swaps is the change in the underlying price, rate or index level that determines the amount of payments to be made under the arrangement. If the Adviser incorrectly forecasts such change, a Portfolio's performance would be less than if the Portfolio had not entered into the swap. In addition, if the counterparty's creditworthiness declines, the value of the swap agreement also would be likely to decline, potentially resulting in losses.

If the counterparty to a swap defaults, a Portfolio's loss will consist of the net amount of contractual payments that a Portfolio has not yet received. The Adviser will monitor the creditworthiness of counterparties to a Portfolio's swap transactions on an ongoing basis.

INVESTMENTS IN FOREIGN SECURITIES (ALL PORTFOLIOS EXCEPT MONEY MARKET). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of portfolios or other assets of the Portfolios, including the withholding of dividends.

Each Portfolio that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Portfolio assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.

EMERGING MARKETS INVESTMENTS (ALL PORTFOLIOS EXCEPT MONEY MARKET). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of



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market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES (ALL PORTFOLIOS EXCEPT MONEY MARKET). Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield instruments, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

HIGH YIELD SECURITIES. Each Portfolio (other than International, Technology and Money Market) may invest in high yield securities. High-yield bonds are fixed income securities rated below BBB- by Standard & Poor's Corporation (S&P) or Baa3 by Moody's Investors Services, Inc. (Moody's) or, if unrated, considered by the Adviser to be of comparable quality. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES (ALL PORTFOLIOS). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in the selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's interest rate risk or volatility. According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. GOVERNMENT SECURITIES (ALL PORTFOLIOS). Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES (ALL PORTFOLIOS). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES (ALL PORTFOLIOS). Each Portfolio may invest in other investment companies to the extent permitted by a Portfolio's investment policies. When a Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

RESTRICTED AND ILLIQUID SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted



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                                           More Information About Risks       41

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securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES (BALANCED, GROWTH AND INCOME, BOND, MONEY MARKET, STRATEGIC ALLOCATION GROWTH, STRATEGIC ALLOCATION BALANCED AND STRATEGIC ALLOCATION INCOME). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS (ALL PORTFOLIOS). Certain Portfolios may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to a Portfolio's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Each Portfolio (other than Money Market) may invest in derivative instruments. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Portfolios do not invest in these types of derivatives, and some do, so please check the description of a Portfolio's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

CONCENTRATION (TECHNOLOGY). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, the Portfolio may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

MANAGEMENT RISK (ALL PORTFOLIOS). Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, each Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to a Portfolio anticipates unusual market or other conditions, each Portfolio (other than Index Plus LargeCap, Index Plus MidCap and Index Plus SmallCap) may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve capital appreciation.

PORTFOLIO TURNOVER (ALL PORTFOLIOS). Each Portfolio is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Portfolio, including brokerage commissions and other transaction costs.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Each Portfolio (other than Bond and Money Market) may invest in equity securities of small- and mid-capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

REPURCHASE AGREEMENTS (ALL PORTFOLIOS). A Portfolio may enter into repurchase agreements, which involve the purchase by a Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral



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value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.

OTHER RISKS

LENDING PORTFOLIO SECURITIES. In order to generate additional income, a Portfolio may lend portfolio securities in an amount up to 33 1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. A Portfolio may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of securities or the net asset value of a Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Portfolio might have to sell securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A short sale is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Portfolio commits to purchase a security at a future date, and then the Portfolio pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Portfolio will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



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                                           More Information About Risks       43

FINANCIAL HIGHLIGHTS
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The financial highlights tables on the following pages are intended to help you understand each Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions) but do not reflect charges and expenses attributable to any insurance product. A report of each Portfolio's independent auditors along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is available upon request.

The Class S shares of the following Portfolios had not commenced operations as of the date of this Prospectus: VP Balanced, VP Growth and Income, VP Money Market, VP Strategic Allocation Growth, VP Strategic Allocation Balanced and VP Strategic Allocation Income. Financial highlights are not presented for Class S shares of the above listed Portfolios. Financial Highlights are not included for the VP Bond Portfolio because the Class S shares of the Portfolio are new and do not have a full year's performance.

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FINANCIAL HIGHLIGHTS                       ING VP INTERNATIONAL EQUITY PORTFOLIO
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The information in the table below has been derived from the Portfolio's financial statements which have been audited by KPMG LLP, independent auditors.

                                                                                CLASS S
                                                                    -------------------------------
                                                                        YEAR         NOVEMBER 1,
                                                                       ENDED          2001(1) TO
                                                                    DECEMBER 31,     DECEMBER 31,
                                                                        2002             2001
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PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        7.90             7.38
 Income from investment operations:
 Net investment income                                          $        0.01               --
 Net realized and unrealized gain (loss) on investments         $       -2.13             0.52
 Total from investment operations                               $       -2.12             0.52
 Net asset value, end of period                                 $        5.78             7.90
 TOTAL RETURN(2):                                               %      -26.84             7.05
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $           8               11
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)(4)                 %        1.40             1.39
 Gross expenses prior to expense reimbursement(3)               %        1.71             1.49
 Net investment income after expense reimbursement(3)(4)        %        0.15             0.01
 Portfolio turnover rate                                        %         266              229

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(1) Commencement of offering of shares.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING VP International Equity Portfolio       45

ING VP GROWTH PORTFOLIO                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                              CLASS S
                                                                    ---------------------------
                                                                        YEAR       NOVEMBER 1,
                                                                       ENDED        2001(1) TO
                                                                    DECEMBER 31,   DECEMBER 31,
                                                                        2002           2001
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        9.63          8.96
 Income from investment operations:
 Net investment loss                                            $       -0.01            --
 Net realized and unrealized gain (loss) on investments         $       -2.79          0.67
 Total from investment operations                               $       -2.80          0.67
 Net asset value, end of period                                 $        6.83          9.63
 TOTAL RETURN(2):                                               %      -29.08          7.48
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $          53            11
 Ratios to average net assets:
 Expenses(3)                                                    %        0.97          0.94
 Net investment loss(3)                                         %       -0.31         -0.32
 Portfolio turnover rate                                        %         241           216

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

 46      ING VP Growth Portfolio

FINANCIAL HIGHLIGHTS                              ING VP SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                              CLASS S
                                                                    ---------------------------
                                                                        YEAR       NOVEMBER 1,
                                                                       ENDED        2001(1) TO
                                                                    DECEMBER 31,   DECEMBER 31,
                                                                        2002           2001
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       16.68         14.90
 Income from investment operations:
 Net investment loss                                            $       -0.04            --
 Net realized and unrealized gain (loss) on investments         $       -3.86          1.78
 Total from investment operations                               $       -3.90          1.78
 Less distribution from:
 Net investment income                                          $        0.06            --
 Total distribution                                             $        0.06            --
 Net asset value, end of period                                 $       12.72         16.68
 TOTAL RETURN(2):                                               %      -23.45         11.95
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $         184            11
 Ratios to average net assets
 Expenses(3)                                                    %        1.12          1.10
 Net investment income(3)                                       %        0.14          0.29
 Portfolio turnover rate                                        %         371           240

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING VP Small Company Portfolio       47

ING VP TECHNOLOGY PORTFOLIO                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                              CLASS S
                                                                    ---------------------------
                                                                        YEAR       NOVEMBER 1,
                                                                       ENDED        2001(1) TO
                                                                    DECEMBER 31,   DECEMBER 31,
                                                                        2002           2001
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $        4.53          3.92
 Income from investment operations:
 Net investment loss                                            $       -0.04            --
 Net realized and unrealized gain (loss) on investments         $       -1.84          0.61
 Total from investment operations                               $       -1.88          0.61
 Net asset value, end of period                                 $        2.65          4.53
 TOTAL RETURN(2):                                               %      -41.50         15.56
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $           7            12
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(4)                 %        1.36          1.36
 Gross expenses prior to expense reimbursement(3)               %        1.37          1.36
 Net investment loss after expense reimbursement(3)(4)          %       -1.14         -0.74
 Portfolio turnover rate                                        %          61           129

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.

 48      ING VP Technology Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INDEX PLUS LARGECAP PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                              CLASS S
                                                                    ----------------------------
                                                                        YEAR          JULY 16,
                                                                       ENDED         2001(1) TO
                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       13.86          14.80
 Income from investment operations:
 Net investment income                                          $        0.12             --
 Net realized and unrealized gain (loss) on investments         $       -3.13          -0.83*
 Total from investment operations                               $       -3.01          -0.83
 Less distributions from:
 Net investment income                                          $        0.02           0.11
 Net realized gain on investments                               $          --             --
 Total distributions                                            $        0.02           0.11
 Net asset value, end of period                                 $       10.83          13.86
 TOTAL RETURN(2):                                               %      -21.74          -5.56
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $       4,597            821
 Ratios to average net assets:
 Expenses(3)                                                    %        0.71           0.69
 Net investment income(3)                                       %        0.93           0.80
 Portfolio turnover rate                                        %         139            125

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus LargeCap Portfolio       49

ING VP INDEX PLUS MIDCAP PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                              CLASS S
                                                                    ----------------------------
                                                                        YEAR          JULY 16,
                                                                       ENDED         2001(1) TO
                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       13.52          13.58
 Income from investment operations:
 Net investment income (loss)                                   $        0.01             --
 Net realized and unrealized gain (loss) on investments         $       -1.66          -0.06
 Total from investment operations                               $       -1.65          -0.06
 Less distributions from:
 Net investment income                                          $        0.04             --
 Net realized gain on investments                               $          --             --
 Total distributions                                            $        0.04             --
 Net asset value, end of period                                 $       11.83          13.52
 TOTAL RETURN(2):                                               %      -12.26          -0.44
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $       5,917            830
 Ratios to average net assets:
 Net expenses after expense reimbursements(3)(4)                %        0.78           0.80
 Gross expenses prior to expense reimbursement(3)               %        0.78           0.80
 Net investment income after expense reimbursement(3)(4)        %        0.37           0.51
 Portfolio turnover rate                                        %         139            189

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING investments, LLC within three years.

 50      ING VP Index Plus MidCap Portfolio

FINANCIAL HIGHLIGHTS                        ING VP INDEX PLUS SMALLCAP PORTFOLIO
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                              CLASS S
                                                                    ----------------------------
                                                                        YEAR          JULY 16,
                                                                       ENDED         2001(1) TO
                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       11.58          11.40
 Income from investment operations:
 Net investment income                                          $        0.00*            --
 Net realized and unrealized gain (loss) on investments         $       -1.53           0.18
 Total from investment operations                               $       -1.53           0.18
 Less distributions from:
 Net investment income                                          $        0.01             --
 Net realized gain on investments                               $        0.12             --
 Total distributions                                            $        0.13             --
 Net asset value, end of period                                 $        9.92          11.58
 TOTAL RETURN(2):                                               %      -13.39           1.58
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $       4,014            690
 Ratios to average net assets:
 Net expenses after expense reimbursements(3)(4)                %        0.84           0.85
 Gross expenses prior to expense reimbursement(3)               %        0.88           0.96
 Net investment income after expense reimbursement(3)(4)        %        0.05           0.10
 Portfolio turnover rate                                        %         134            134

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.

(3) Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses; (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING investments, LLC within three years.

* Amount represents less than $0.01.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                   ING VP Index Plus SmallCap Portfolio       51

ING VP VALUE OPPORTUNITY PORTFOLIO                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The information in the table below has been derived from the Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                              CLASS S
                                                                    ----------------------------
                                                                        YEAR        NOVEMBER 1,
                                                                       ENDED         2001(1) TO
                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2002            2001
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $       13.24          14.58
 Income from investment operations:
 Net investment income                                          $        0.01             --
 Net realized and unrealized loss on investments                $       -3.46          -1.34
 Total from investment operations                               $       -3.45          -1.34
 Less distributions from:
 Net investment income                                          $        0.04             --
 Total distributions                                            $        0.04             --
 Net asset value, end of period                                 $        9.75          13.24
 TOTAL RETURN(2):                                               %      -26.12          -9.19
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $       1,092            307
 Ratios to average net assets:
 Expenses(3)                                                    %        0.97           0.96
 Net investment income(3)                                       %        0.26           0.29
 Portfolio turnover rate                                        %         304            185

--------------------------------------------------------------------------------

(1) Commencement of offering of shares.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.
(3) Annualized for periods less than one year.

 52      ING VP Value Opportunity Portfolio

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE ING VP PORTFOLIOS IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditors' reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING VP Portfolios. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange
Commission (SEC). Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

ING VP PORTFOLIOS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the ING VP Portfolio's SEC file number. The file numbers are as follows:

ING Variable Portfolios, Inc.             811-7651
  ING VP International Equity Portfolio
  ING VP Growth Portfolio
  ING VP Small Company Portfolio
  ING VP Technology Portfolio
  ING VP Index Plus LargeCap Portfolio
  ING VP Index Plus MidCap Portfolio
  ING VP Index Plus SmallCap Portfolio
  ING VP Value Opportunity Portfolio
ING VP Balanced Portfolio, Inc.           811-5773
ING Variable Funds                        811-2514
  ING VP Growth and Income Portfolio
ING VP Bond Portfolio                     811-2361
ING VP Money Market Portfolio             811-2565
ING Strategic Allocation Portfolios,
  Inc.                                    811-8934
  ING VP Strategic Allocation Growth
    Portfolio
  ING VP Strategic Allocation Balanced
    Portfolio
  ING VP Strategic Allocation Income
    Portfolio

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